UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:    BlackRock Funds

BlackRock Money Market Portfolio

BlackRock Municipal Money Market Portfolio

BlackRock New Jersey Municipal Money Market Portfolio

BlackRock North Carolina Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio

BlackRock Virginia Municipal Money Market Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2014

Date of reporting period: 09/30/2013

Item 1 – Report to Stockholders

SEPTEMBER 30, 2013

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

BlackRock FundsSM

„  BlackRock Money Market Portfolio

„  BlackRock U.S. Treasury Money Market Portfolio

„  BlackRock Municipal Money Market Portfolio

„  BlackRock New Jersey Municipal Money Market Portfolio

„  BlackRock North Carolina Municipal Money Market Portfolio

„  BlackRock Ohio Municipal Money Market Portfolio

„  BlackRock Pennsylvania Municipal Money Market Portfolio

„  BlackRock Virginia Municipal Money Market Portfolio

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

2	BLACKROCK FUNDS	SEPTEMBER 30, 2013

Dear Shareholder

One year ago, financial markets were in a soft patch as global trade slowed, driven by a recession in Europe and decelerating growth in China. Volatility increased toward the end of 2012 due to growing concern that bipartisan gridlock in Washington, D.C. would preclude a timely resolution to US budget negotiations. Failure to reach an agreement before the end of the year would have triggered the “fiscal cliff” of pre-mandated tax increases and spending cuts as of the beginning of 2013, putting the US economy at risk for recession. The worst of the fiscal cliff was averted, however, with a last-minute tax deal, allowing markets to get off to a strong start in 2013. Money that had been pulled to the sidelines amid year-end tax-rate uncertainty poured back into the markets in January. Key indicators signaling modest but broad-based improvements in the world’s major economies, coupled with the absence of negative headlines from Europe, fostered an aura of comfort for investors. Global equities surged, while rising US Treasury yields pressured high quality fixed income assets. (Bond prices fall when yields rise.)

Global economic momentum slowed in February and the pace of the rally moderated. In the months that followed, US stocks outperformed international stocks, as the US recovery showed greater stability compared to most other regions. Slow, but positive, growth in the United States was sufficient to support corporate earnings, while uncomfortably high unemployment reinforced expectations that the Federal Reserve would keep interest rates low. International markets experienced higher levels of volatility given a resurgence of political instability in Italy, a severe banking crisis in Cyprus and a generally poor outlook for European economies. Emerging markets significantly lagged the rest of the world as growth in these economies, particularly in China and Brazil, fell short of expectations.

In May, comments from the Fed suggesting a possible reduction of its bond-buying stimulus program before the end of 2013 roiled markets around the world. Equities plummeted and a dramatic increase in US Treasury yields resulted in tumbling bond prices. Markets rebounded in late June when the tone of the US central bank turned more dovish. Improving economic indicators and a positive outlook for corporate earnings further boosted risk assets in July, with major US equity indices hitting new record highs.

Markets slumped again in August as investors became wary amid looming macro risks. Mixed economic data stirred up worries about global growth and renewed anxieties about when and how much the Fed would scale back on its asset purchase program. Additional volatility stemmed from the escalation of the revolution in Egypt and the civil war in Syria. These conflicts underscored the broader issue of rising geopolitical instability in the Middle East/North Africa region and put upward pressure on oil prices, creating an additional headwind for global economic growth.

September was surprisingly positive for investors thanks to the easing of several key risks. Most importantly, the Federal Reserve defied market expectations with its decision to maintain the current pace of its asset purchase program. Additionally, the more hawkish candidate to become the next Federal Reserve Chairman, Larry Summers, withdrew from the race. On the geopolitical front, the violence in Egypt subsided and the situation in Syria no longer appeared to warrant foreign military intervention. In Europe, the re-election of Angela Merkel as Chancellor of Germany was welcomed as a continuation of the status quo. These developments drove all asset classes generally higher for the month of September even though the final week of the month saw risk markets decline due to political wrangling over US fiscal policy, which ultimately led to a government shutdown at the close of the period.

Though we’ve seen periods of heightened uncertainty and market volatility over the past year, riskier asset classes generally outperformed lower-risk investments. Developed market equities generated the strongest returns for the 6- and 12-month periods ended September 30, 2013. Emerging markets, in contrast, struggled with slowing growth and weakening currencies. Rising interest rates resulted in poor performance for most fixed income assets, especially US Treasury bonds and other higher quality sectors such as tax-exempt municipals and investment grade corporate bonds. High yield bonds, on the other hand, generated positive returns as investors looked to the asset class for income in the low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities near historical lows.

At BlackRock, we believe investors need to think globally and extend their scope across a broader array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“Though we’ve seen periods of heightened uncertainty and market volatility over the past year, riskier asset classes generally outperformed lower-risk investments.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of September 30, 2013
	6-month	12-month
US large cap equities (S&P 500® Index)	8.31%	19.34%
US small cap equities (Russell 2000® Index)	13.61	30.06
International equities (MSCI Europe, Australasia, Far East Index)	10.47	23.77
Emerging market equities (MSCI Emerging Markets Index)	(2.78)	0.98
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.04	0.10
US Treasury securities (BofA Merrill Lynch 10- Year US Treasury Index)	(5.19)	(5.71)
US investment grade bonds (Barclays US Aggregate Bond Index)	(1.77)	(1.68)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(3.47)	(2.25)
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	0.81	7.14

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the 6-month period ended September 30, 2013

The Federal Open Market Committee (“FOMC”) maintained its target range for the federal funds rate at 0.00% to 0.25% throughout the six-month reporting period ended September 30, 2013. In late May, the FOMC made statements suggesting a possible reduction in the size of its monthly asset purchases from the current pace of $85 billion (a process known as “tapering”) beginning as early as the time of its policy meeting scheduled for September 18. A summer of mounting expectations that monetary stimulus would soon begin to wane ended with a surprising announcement following the September meeting of the FOMC that it would maintain its asset purchase program at the current pace. This decision was predicated on the recent tightening in financial conditions caused by a rise in long-term interest rates coupled with drags associated with fiscal policy, leading the FOMC to question the sustainability of growth without continued monetary accommodation. Also in its post-meeting comments, the FOMC stated that it will continue to monitor economic developments closely and will adjust the pace of purchases as it deems necessary to maintain the appropriate level of monetary policy accommodation to support a stronger economic recovery and help ensure that inflation trends to a rate consistent with the FOMC’s dual mandate. Financial markets reacted favorably as the expected commencement of tapering was delayed until at least later in the year. The yield on the 10-year US Treasury note fell 16 basis points on September 18 while equities rallied, with the Dow Jones Industrial Average up almost 1% for the day.

In the “Summary of Economic Projections” resulting from the FOMC’s September meeting, policymakers slightly lowered their forecasts for growth and the unemployment rate in 2014. Inflation expectations were also revised slightly lower despite running near historical lows. Against this backdrop, the FOMC reaffirmed its commitment to maintaining accommodative measures until the US labor market exhibits substantial improvement subject to continued price stability, noting that the Committee “anticipates that this exceptionally low range for the federal funds rate will be appropriate at least as long as the unemployment rate remains above 6.5%, inflation between one and two years ahead is projected to be no more than a half percentage point above the Committee’s 2% longer-run goal, and longer-term inflation expectations continue to be well anchored.”

Economic activity expanded at a moderate pace in the second quarter of 2013, with US gross domestic product growing at an annualized rate of 2.5%. The US unemployment rate declined by 0.3% (from 7.6% to 7.3%) over the six months ended September 30, 2013. Despite this improvement, the underlying components remain weak. In particular, the employment-to-population ratio and the labor force participation rate fell to levels not witnessed since the late 1970s. The housing sector advanced. Despite higher mortgage rates, existing home sales increased 8% over the quarter, helping to buoy spending by households as well as businesses.

In Europe, policymakers faced with weak growth and acquiescent inflation maintained a bias toward easing throughout the period. Efforts from the European Central Bank (“ECB”) to resuscitate the eurozone economy with record-low interest rates met only limited success in lifting growth measures. At a recent press conference, ECB president Mario Draghi commented that the bank is willing to employ “all available instruments” to keep interest rates from rising and hurting the nascent recovery. He further hinted the bank would consider increasing liquidity with a third round of loans under the Long-Term Refinancing Operation program. In September, the currency bloc received a crucial vote of confidence with the decisive re-election of Chancellor Angela Merkel in Germany as it was seen as an endorsement by German voters of her strong support of the euro.

In US money markets, the FOMC’s decision to delay tapering its stimulus program had little impact on short-term yields as money market flows remained stable. However, London Interbank Offered Rates (“LIBOR”) notched lower over the six months due in large part to central bank liquidity measures coupled with decreasing supply in the money market space, with three-month LIBOR decreasing 0.03% to close at 0.25% as of September 30, 2013. Yields on US Treasury bills fell during the period amid a decreasing amount of bills outstanding. The 3-month Treasury bill yield moved lower by 0.07% to close the period at 0.01%. During the month of September, with no end in sight to the looming debt-ceiling impasse, 1-month Treasury bill yields exhibited increased volatility as some liquidity investors sought to avoid Treasury bills maturing in the second half of October when the national debt was projected to breach its statutory maximum. In late September, the Federal Reserve introduced a series of daily overnight fixed-rate reverse repurchase agreements (“repos”) with a maximum bid set at $500 million per approved counterparty. Near the end of the month, as the repo market was beginning to display signs of stress for lack of collateral, the Fed increased the maximum bid to $1 billion. This new facility provided $58 billion in repo transactions.

In the short-term tax-exempt market, yields rose steadily leading up to the April 15 tax filing deadline, and declined throughout the summer months due to strong cash inflows resulting from the reinvestment of bond coupon payments and maturities. This is a typical seasonal pattern for yields during this time as increased demand for variable rate demand notes (“VRDNs”) faces a decreased-supply environment. The benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on seven-day, high-quality VRDN securities (as calculated by Municipal Market Data), reached a year-to-date high of 0.23% on April 17 and ended the period at 0.07% as of September 30, 2013.

As the FOMC’s easy monetary policy has kept rates on taxable overnight repos low by historical measures, demand for VRDN securities from taxable money funds continued to be strong in 2013. This put additional supply pressures on an already shrinking VRDN market and allowed the dealer community to maintain yields on VRDNs that continue to attract crossover buyers from the taxable market.

As state and local municipalities continue to limit spending and reduce debt, new-issue supply of one-year, fixed-rate notes remained diminished in 2013. Municipalities began their annual issuance of one-year notes in June. Generally speaking, municipal money market funds take advantage of “note season” to extend their weighted average maturity, pick up yield, and diversify beyond bank exposure. The municipal yield curve continued to be extremely flat with longer-dated one-year municipal notes yielding 0.18% as of September 30, 2013, representing only a nominal premium for the extension risk over VRDNs.

Tax-exempt money fund industry assets, although down 3.4% for the six-month period, stabilized in the third quarter at $263 billion as of September 30, 2013.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BLACKROCK FUNDS	SEPTEMBER 30, 2013

Fund Information as of September 30, 2013

BlackRock Money Market Portfolio

BlackRock Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%
Investor B	0.00%	0.00%
Investor C	0.00%	0.00%

Portfolio Composition	Percent of Net Assets

Commercial Paper	43%
Certificates of Deposit	36
Municipal Bonds	6
U.S. Treasury Obligations	4
Corporate Notes	3
Repurchase Agreements	3
Time Deposits	3
Closed-End Investment Companies	1
U.S. Government Sponsored Agency Obligations	1

Total	100%

BlackRock U.S. Treasury Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets

U.S. Treasury Obligations	51%
Repurchase Agreements	49

Total	100%

BlackRock Municipal Money Market Portfolio

BlackRock Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets

Variable Rate Demand Notes	63%
Fixed Rate Notes	19
Closed-End Investment Companies	13
Tax-Exempt Commercial Paper	6
Liabilities in Excess of Other Assets	(1)

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

BLACKROCK FUNDS	SEPTEMBER 30, 2013	5

Fund Information (continued) as of September 30, 2013

BlackRock New Jersey Municipal Money Market Portfolio

BlackRock New Jersey Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, New Jersey state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets

Variable Rate Demand Notes	71%
Fixed Rate Notes	14
Closed-End Investment Companies	6
Other Assets Less Liabilities	9

Total	100%

BlackRock North Carolina Municipal Money Market Portfolio

BlackRock North Carolina Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, North Carolina state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets

Variable Rate Demand Notes	71%
Fixed Rate Notes	17
Other Assets Less Liabilities	12

Total	100%

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Ohio state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets

Variable Rate Demand Notes	58%
Fixed Rate Notes	18
Tax-Exempt Commercial Paper	7
Closed-End Investment Companies	4
Other Assets Less Liabilities	13

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

6	BLACKROCK FUNDS	SEPTEMBER 30, 2013

Fund Information (concluded) as of September 30, 2013

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Pennsylvania personal income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets

Variable Rate Demand Notes	83%
Fixed Rate Notes	11
Closed-End Investment Companies	4
Other Assets Less Liabilities	2

Total	100%

BlackRock Virginia Municipal Money Market Portfolio

BlackRock Virginia Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Virginia state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%

Portfolio Composition	Percent of Net Assets

Variable Rate Demand Notes	75%
Fixed Rate Notes	17
Other Assets Less Liabilities	8

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

BLACKROCK FUNDS	SEPTEMBER 30, 2013	7

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on April 1, 2013 and held through September 30, 2013) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[1]
	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During the Period[2]	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During the Period[2]	Annualized Expense Ratio
BlackRock Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$1.25	$1,000.00	$1,023.82	$1.27	0.25%
Service	$1,000.00	$1,000.00	$1.25	$1,000.00	$1,023.82	$1.27	0.25%
Investor A	$1,000.00	$1,000.00	$1.25	$1,000.00	$1,023.82	$1.27	0.25%
Investor B	$1,000.00	$1,000.00	$1.25	$1,000.00	$1,023.82	$1.27	0.25%
Investor C	$1,000.00	$1,000.00	$1.25	$1,000.00	$1,023.82	$1.27	0.25%

BlackRock U.S. Treasury Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.40	$1,000.00	$1,024.67	$0.41	0.08%
Service	$1,000.00	$1,000.00	$0.35	$1,000.00	$1,024.72	$0.36	0.07%
Investor A	$1,000.00	$1,000.00	$0.40	$1,000.00	$1,024.67	$0.41	0.08%

BlackRock Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.85	$1,000.00	$1,024.22	$0.86	0.17%
Service	$1,000.00	$1,000.00	$0.85	$1,000.00	$1,024.22	$0.86	0.17%
Investor A	$1,000.00	$1,000.00	$0.90	$1,000.00	$1,024.17	$0.91	0.18%

BlackRock New Jersey Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$1.05	$1,000.00	$1,024.02	$1.07	0.21%
Service	$1,000.00	$1,000.00	$1.00	$1,000.00	$1,024.07	$1.01	0.20%
Investor A	$1,000.00	$1,000.00	$1.05	$1,000.00	$1,024.02	$1.07	0.21%

BlackRock North Carolina Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.65	$1,000.00	$1,024.42	$0.66	0.13%
Service	$1,000.00	$1,000.00	$0.65	$1,000.00	$1,024.42	$0.66	0.13%
Investor A	$1,000.00	$1,000.00	$0.70	$1,000.00	$1,024.37	$0.71	0.14%

[1]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

[2]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

8	BLACKROCK FUNDS	SEPTEMBER 2013

Disclosure of Expenses

Expense Example (concluded)

	Actual			Hypothetical[1]
	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During the Period[2]	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During the Period[2]	Annualized Expense Ratio
BlackRock Ohio Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.75	$1,000.00	$1,024.32	$0.76	0.15%
Service	$1,000.00	$1,000.00	$0.75	$1,000.00	$1,024.32	$0.76	0.15%
Investor A	$1,000.00	$1,000.00	$0.55	$1,000.00	$1,024.52	$0.56	0.11%

BlackRock Pennsylvania Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.75	$1,000.00	$1,024.32	$0.76	0.15%
Service	$1,000.00	$1,000.00	$0.75	$1,000.00	$1,024.32	$0.76	0.15%
Investor A	$1,000.00	$1,000.00	$0.75	$1,000.00	$1,024.32	$0.76	0.15%

BlackRock Virginia Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.65	$1,000.00	$1,024.42	$0.66	0.13%

[1]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

[2]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

BLACKROCK FUNDS	SEPTEMBER 30, 2013	9

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 0.5%
Wells Fargo Bank N.A., 0.22%, 2/10/14	$8,000	$8,000,000
Euro — 2.8%
HSBC Bank PLC, London, 0.30%, 1/15/14	14,000	14,000,000
National Australia Bank Ltd., London:
0.28%, 10/21/13 (a)	13,000	13,000,000
0.25%, 3/07/14	17,000	17,000,000

		44,000,000
Yankee (b) — 32.6%
Bank of Montreal, Chicago:
0.18%, 11/19/13	7,000	7,000,000
0.33%, 1/10/14 (a)	9,000	9,000,000
0.25%, 9/05/14 (a)	10,000	10,000,000
Bank of Nova Scotia, Houston:
0.24%, 11/26/13 (a)	10,000	10,000,000
0.32%, 1/02/14 (a)	9,500	9,500,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.10%, 10/04/13	15,000	15,000,000
0.11%, 10/07/13	28,500	28,500,000
0.22%, 10/18/13	10,000	10,000,000
BNP Paribas S.A., New York:
0.38%, 10/21/13 (a)	6,000	6,000,000
0.39%, 11/15/13	8,000	8,000,000
Canadian Imperial Bank of Commerce, New York:
0.28%, 1/08/14 (a)	15,000	15,000,000
0.27%, 2/04/14 (a)	8,000	8,000,000
0.30%, 3/03/14 (a)	15,500	15,500,000
Credit Suisse Group A.G., New York:
0.29%, 10/10/13	15,000	15,000,000
0.26%, 3/18/14	9,500	9,500,000
Deutsche Bank A.G., New York, 0.28%,
2/26/14 (a)	11,000	11,000,000
DnB NOR Bank ASA, New York:
0.27%, 10/03/13	10,000	10,000,000
0.24%, 2/14/14	5,000	5,000,000
Mitsubishi UFJ Trust and Banking Corp., New York, 0.28%, 2/20/14	10,000	10,000,000
Mizuho Bank Ltd., New York:
0.09%, 10/07/13	10,000	10,000,000
0.21%, 11/14/13	8,000	8,000,000
0.22%, 12/06/13	13,500	13,500,000
National Australia Bank Ltd., New York, 0.27%, 8/13/14 (a)	5,000	5,000,000
National Bank of Canada, New York, 0.30%, 12/09/13 (a)	6,000	6,000,000
Natixis S.A., New York:
0.30%, 11/01/13	20,000	20,000,000
0.30%, 12/04/13 (a)	10,000	9,999,068

Certificates of Deposit	Par (000)	Value
Yankee (b) (concluded)
Nordea Bank Finland PLC, New York:
0.25%, 1/30/14	$10,000	$9,999,832
0.25%, 2/03/14	5,000	5,000,000
Norinchukin Bank, New York, 0.11%, 10/02/13	9,375	9,375,000
Rabobank Nederland N.V., New York:
0.41%, 1/08/14	13,000	13,000,000
0.39%, 1/17/14	15,000	15,000,000
0.26%, 4/22/14 (a)	6,500	6,500,000
0.29%, 9/16/14 (a)	22,000	22,000,000
Royal Bank of Canada, New York, 0.23%, 1/15/14 (a)	7,000	7,000,000
Skandinaviska Enskilda Banken AB, New York, 0.23%, 10/07/13	15,000	14,999,987
Societe Generale, New York:
0.29%, 10/31/13	10,000	10,000,000
0.35%, 12/04/13 (a)	9,000	9,000,000
Sumitomo Mitsui Banking Corp., New York:
0.10%, 10/07/13	25,000	25,000,000
0.24%, 11/18/13	10,000	10,000,000
0.22%, 12/11/13	10,000	10,000,000
Svenska Handelsbanken, Inc., New York, 0.26%, 1/17/14	10,000	10,000,150
Toronto Dominion Bank, New York:
0.23%, 12/20/13 (a)	12,000	12,000,000
0.18%, 2/19/14 (a)	7,000	7,000,000
0.25%, 7/24/14 (a)	9,000	9,000,000
UBS AG, Stamford, 0.28%, 12/02/13 (a)	10,000	10,000,000
Westpac Banking Corp., New York:
0.28%, 4/15/14 (a)	12,500	12,500,000
0.13%, 8/28/14 (a)	7,000	7,000,000

		518,874,037
Total Certificates of Deposit — 35.9%		570,874,037

Commercial Paper
Alpine Securitization Corp., 0.29%, 10/18/13 (c)	9,000	8,998,767
Antalis US Funding Corp., 0.25%, 12/18/13 (c)	9,500	9,494,854
Aspen Funding Corp., 0.23%, 12/02/13 (c)	10,000	9,996,039
Australia and New Zealand Banking Group Ltd.:
0.34%, 1/17/14 (a)	9,000	9,000,000
0.29%, 2/25/14 (a)	10,000	10,000,000
Barton Capital LLC, 0.21%, 11/20/13 (c)	9,000	8,997,375
Bedford Row Funding Corp.:
0.30%, 3/17/14 (c)	8,000	7,988,867
0.30%, 3/19/14 (c)	6,000	5,991,550
BNP Paribas Finance, Inc., 0.34%, 3/13/14 (c)	13,000	12,979,987

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM    Assured Guaranty Municipal Corp.

AMT     Alternative Minimum Tax (subject to)

BAN     Bond Anticipation Notes

COP     Certificates of Participation

GO       General Obligation Bonds

IDA      Industrial Development Authority

IDRB Industrial Development Revenue Bonds LOC Letter of Credit MB Municipal Bonds PCRB Pollution Control Revenue Bonds PUTTERS PuttableTax-Exempt Receipts	RAN Revenue Anticipation Notes RB Revenue Bonds ROC Reset Option Certificates SBPA Stand-by Bond Purchase Agreement SPEARS ShortPuttable Exempt Adjustable Receipts	TAN Tax Anticipation Notes TECP Tax Exempt Commercial Paper TRAN Tax Revenue Anticipation Notes VRDN Variable Rate Demand Notes VRDP Variable Rate Demand Preferred

See Notes to Financial Statements.

10	BLACKROCK FUNDS	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
BNZ International Funding Ltd., 0.24%, 2/21/14 (c)	$10,000	$9,990,467
BPCE S.A., 0.30%, 12/02/13 (c)	8,000	7,995,936
Caisse Central De Desjardins Du Quebec, 0.25%, 2/19/14 (c)	7,000	6,993,146
Cancara Asset Securitisation LLC, 0.20%, 11/13/13 (c)	10,000	9,997,611
Charta LLC, 0.26%, 11/20/13 (c)	11,548	11,543,830
Collateralized Commercial Paper Co. LLC, 0.30%, 3/11/14 (c)	10,000	9,986,583
Collateralized Commercial Paper II Co. LLC, 0.30%, 3/11/14 (c)	9,000	8,987,925
Commonwealth Bank of Australia:
0.22%, 2/24/14 (a)	6,000	6,000,000
0.22%, 3/03/14 (a)(d)	5,000	4,999,894
0.29%, 3/28/14 (a)	10,000	10,003,072
0.27%, 5/02/14 (a)	8,000	8,000,000
0.27%, 6/06/14 (a)	7,000	7,000,000
DnB NOR Bank ASA:
0.26%, 1/22/14 (c)	8,000	7,993,471
0.26%, 1/27/14 (c)	14,000	13,988,069
0.23%, 1/28/14 (c)	15,000	14,988,596
Erste Abwicklungsanstalt:
0.25%, 10/23/13 (c)	8,000	7,998,802
0.25%, 12/02/13 (c)	8,000	7,996,556
0.21%, 3/10/14 (c)	8,000	7,992,533
Fortis Funding LLC:
0.08%, 10/03/13 (c)	12,000	11,999,947
0.06%, 10/04/13 (c)	10,000	9,999,950
Govco LLC, 0.27%, 12/11/13 (c)	12,873	12,866,145
HSBC Bank PLC:
0.28%, 6/20/14 (a)(d)	6,000	6,000,000
0.28%, 9/09/14 (a)(d)	9,000	9,000,000
0.28%, 9/11/14 (a)	6,500	6,500,000
ING US Funding LLC:
0.25%, 11/13/13 (c)	10,000	9,997,014
0.25%, 12/05/13 (c)	10,000	9,995,576
0.29%, 2/07/14 (c)	9,000	8,990,648
Kells Funding LLC:
0.29%, 10/04/13 (c)	10,000	9,999,758
0.26%, 10/15/13 (c)	10,000	9,998,989
0.23%, 11/19/13 (a)(d)	5,000	5,000,000
0.23%, 6/04/14 (a)	10,000	10,000,000
Liberty Street Funding LLC:
0.19%, 10/01/13 (c)	12,000	12,000,000
0.17%, 11/12/13 (c)	20,000	19,996,033
Mizuho Funding LLC, 0.22%, 11/25/13 (c)	10,000	9,996,715
Mont Blanc Capital Corp.:
0.24%, 10/10/13 (c)	8,000	7,999,520
0.24%, 1/09/14 (c)	10,000	9,993,333
Nederlandse Waterschapsbank N.V.:
0.25%, 2/18/14 (a)	6,000	6,000,000
0.33%, 5/21/14 (c)	7,000	6,985,113
0.30%, 6/10/14 (a)	5,000	5,000,637
Nordea North America, Inc.:
0.22%, 10/15/13 (c)	15,000	14,998,717
0.23%, 11/15/13 (c)	9,000	8,997,413
0.25%, 1/09/14 (c)	10,000	9,993,056
0.26%, 1/10/14 (c)	10,000	9,992,846
Old Line Funding LLC, 0.24%, 12/09/13 (c)	10,000	9,995,400
Regency Markets No. 1 LLC:
0.15%, 10/15/13 (c)	15,000	14,999,125
0.19%, 10/15/13 (c)	443	442,967
0.15%, 10/21/13 (c)	5,000	4,999,583
Societe Generale North America, Inc., 0.01%, 10/01/13 (c)	50,000	50,000,000

Commercial Paper	Par (000)	Value
Starbird Funding Corp.:
0.05%, 10/01/13 (c)	$16,705	$16,705,000
0.23%, 11/21/13 (c)	14,000	13,995,438
Svenska Handelsbanken, Inc., 0.25%, 2/04/14 (c)	12,250	12,239,281
Thunder Bay Funding LLC:
0.24%, 11/21/13 (c)	10,000	9,996,600
0.24%, 12/06/13 (c)	30,000	29,986,800
Victory Receivables Corp., 0.17%, 10/28/13 (c)	10,500	10,498,661
Westpac Banking Corp.:
0.27%, 10/08/13 (a)(d)	10,000	10,000,000
0.30%, 7/09/14 (a)	11,445	11,445,000
Total Commercial Paper — 43.0%		683,509,195

Corporate Notes
BNP Paribas S.A., 1.17%, 1/10/14 (a)	9,500	9,521,498
Nordrhein-Westfalen, 0.56%, 10/30/13 (a)	20,000	20,004,794
Park Village Assisted Living LLC, 0.23%, 10/07/13 (e)	5,540	5,540,000
Svenska Handelsbanken AB, 0.27%, 3/14/14 (a)(d)	10,900	10,900,000
Total Corporate Notes — 2.9%		45,966,292

Municipal Bonds
Brazos River Harbor Navigation District Brazoria County RB (Joint Venture Project) Series 1998 VRDN (JPMorgan Chase Bank N.A. LOC), 0.08%, 10/01/13 (e)	10,400	10,400,000
Houston Utility System RB (First Lien Water Revenue Project) Series 2004B-3 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.07%, 10/07/13 (e)	17,000	17,000,000
New York City GO Series 2003A-3 VRDN (Morgan Stanley Bank LOC), 0.07%, 10/07/13 (e)	10,000	10,000,000
New York City IDRB (New York Law School Project) Series 2006 VRDN (JPMorgan Chase Bank N.A. LOC), 0.05%, 10/07/13 (e)	9,315	9,315,000
Rhode Island Housing & Mortgage Finance Corp. RB (Groves at Johnston Project) Series 2006 VRDN (Freddie Mac Guaranty), 0.07%, 10/07/13 (e)	26,350	26,350,000
San Francisco City & County COP Municipal Trust Receipts Floaters Series 2010-B001 VRDN (Morgan Stanley Bank SBPA), 0.22%, 10/07/13 (d)(e)(f)	6,000	6,000,000
Savannah College Georgia RB (Art & Design Project) Series 2004-BD VRDN (Bank of America N.A. LOC), 0.17%, 10/07/13 (e)	4,700	4,700,000
South Central Texas IDRB (Rohr Industries Project) Series 1990 VRDN (JPMorgan Chase Bank N.A. LOC), 0.11%, 10/07/13 (e)	14,800	14,800,000
Total Municipal Bonds — 6.2%		98,565,000

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2013	11

Schedule of Investments (continued)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Time Deposits	Par (000)	Value
ING Bank N.V., 0.14%, 10/02/13	$21,000	$21,000,000
Natixis, 0.05%, 10/01/13	24,625	24,625,000
Total Time Deposits — 2.9%		45,625,000

Closed-End Investment Companies
California — 0.6%
Nuveen California Investment Quality Municipal Fund, Inc. Series 2012-2-100 VRDP (Royal Bank of Canada Liquidity Facility), 0.15%, 10/07/13 (d)(e)	10,000	10,000,000
Multi-State — 0.2%
Nuveen Municipal Market Opportunities Fund, Inc. Series 2010-3509-1 VRDP (Deutsche Bank A.G. Liquidity Facility), 0.21%, 10/07/13 (d)(e)	2,900	2,900,000
New York — 0.5%
Nuveen New York AMT-Free Municipal Income Fund Series 2002 VRDP (Citibank N.A. Liquidity Facility), 0.14%, 10/07/13 (d)(e)	7,600	7,600,000
Total Closed-End Investment Companies — 1.3%		20,500,000

U.S. Government Sponsored Agency Obligations — 0.9%
Fannie Mae Variable Rate Notes, 0.15%, 2/27/15 (a)	14,000	13,995,043

U.S. Treasury Obligations
U.S. Treasury Bills, 0.09%, 12/19/13 (c)	15,000	14,997,038
U.S. Treasury Notes:
1.75%, 1/31/14	20,000	20,106,542
1.88%, 2/28/14	10,000	10,070,418
0.25%, 3/31/14	10,000	10,006,721
4.75%, 5/15/14	6,000	6,170,607
Total U.S. Treasury Obligations — 3.8%		61,351,326

Repurchase Agreements
Barclays Capital, Inc., 0.61%, 1/03/14 (e) (Purchased on 8/03/12 to be repurchased at $15,131,658, collateralized by various corporate/debt obligations, 0.00% to 7.24% due from 12/20/14 to 5/25/46, aggregate par and fair value of $69,739,652 and $17,560,437, respectively)	15,000	15,000,000
Total Value of Barclays Capital, Inc. (collateral value of $17,560,437)		15,000,000

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.35%, 11/01/13 (Purchased on 8/01/13 to be repurchased at $4,504,025, collateralized by Ginnie Mae Bond, 8.43% due at 4/20/39, par and fair value of $4,400,000 and $4,818,404, respectively)	$4,500	$4,500,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $4,818,404)		4,500,000
Deutsche Bank Securities, Inc., 0.10%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $4,000,011, collateralized by U.S. government sponsored agency obligations, 2.00% to 5.50% due from 8/18/15 to 7/18/16, aggregate par and fair value of $3,790,000 and $4,080,584, respectively)	4,000	4,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $4,080,584)		4,000,000
Mizuho Securities USA, 1.09%, 11/01/13(e) (Purchased on 3/04/13 to be repurchased at $15,109,908, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 1.68% to 6.25% due from 6/25/35 to 9/20/41, aggregate par and fair value of $118,416,751 and $17,064,164, respectively)	15,000	15,000,000
Mizuho Securities USA, 0.13%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $10,000,036, collateralized by U.S. government sponsored agency obligations, 5.32% to 7.42% due from 12/16/30 to 2/20/38, aggregate par and fair value of $554,327,332 and $10,774,585, respectively)	10,000	10,000,000
Total Value of Mizuho Securities USA (collateral value of $27,838,749)		25,000,000
Total Repurchase Agreements — 3.0%		48,500,000
Total Investments (Cost — $1,588,885,893*) — 99.9%		1,588,885,893
Other Assets Less Liabilities — 0.1%		1,518,680

Net Assets — 100.0%		$1,590,404,573

See Notes to Financial Statements.

12	BLACKROCK FUNDS	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	BlackRock Money Market Portfolio

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a US branch of a foreign domiciled bank.

(c)	Rate shown reflects the discount rate at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,588,885,893	—	$1,588,885,893

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2013, cash of $436 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2013.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2013	13

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock U.S. Treasury Money Market Portfolio
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.05%, 10/03/13	$4,000	$3,999,989
0.11%, 10/03/13	5,000	4,999,968
0.05%, 10/10/13	10,000	9,999,875
0.10%, 10/10/13	10,000	9,999,756
0.02%, 10/17/13	10,000	9,999,933
0.08%, 10/17/13	5,000	4,999,823
0.09%, 10/17/13	5,000	4,999,800
0.05%, 11/21/13	5,000	4,999,674
0.08%, 12/05/13	5,500	5,499,207
0.09%, 1/02/14	10,000	9,997,610
0.08%, 1/09/14	10,000	9,997,694
0.07%, 1/16/14	6,000	5,998,841
0.08%, 1/16/14	5,000	4,998,885
0.07%, 1/23/14	5,000	4,998,852
0.07%, 1/30/14	13,000	12,997,160
0.08%, 2/06/14	5,000	4,998,667
0.07%, 3/06/14	6,000	5,998,310
0.06%, 3/13/14	12,000	11,996,930
0.03%, 3/20/14	5,000	4,999,351
0.05%, 3/27/14	10,000	9,997,665
U.S. Treasury Notes:
0.50%, 10/15/13	5,000	5,000,656
0.25%, 11/30/13	14,355	14,357,214
0.75%, 12/15/13	2,500	2,502,753
1.00%, 1/15/14	2,000	2,004,671
0.25%, 1/31/14	14,500	14,506,330
1.75%, 1/31/14	10,000	10,056,888
1.25%, 2/15/14	5,000	5,021,511
0.25%, 2/28/14	4,000	4,001,136
0.25%, 4/30/14	8,200	8,205,274
1.00%, 5/15/14	4,000	4,021,527
0.25%, 5/31/14	11,620	11,630,440
0.63%, 7/15/14	5,200	5,219,796
Total U.S. Treasury Obligations — 51.0%		233,006,186

Repurchase Agreements
Barclays Capital, Inc., 0.02%, 10/01/13 (Purchased on 9/24/13 to be repurchased at $6,500,025, collateralized by U.S. Treasury Note, 2.63% due at 7/31/14, par and fair value of $6,466,500 and $6,630,033, respectively)	6,500	6,500,000
Barclays Capital, Inc., 0.06%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $18,000,030, collateralized by U.S. Treasury Note, 0.88% due at 4/30/17, par and fair value of $18,316,300 and $18,360,038, respectively)	18,000	18,000,000
Total Value of Barclays Capital, Inc. (collateral value of $24,990,071)		24,500,000

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.03%, 10/03/13 (Purchased on 9/26/13 to be repurchased at $4,380,026, collateralized by U.S. Treasury Note, 1.75% due at 5/15/23, par and fair value of $4,789,400 and $4,467,612, respectively)	$4,380	$4,380,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $4,467,612)		4,380,000
Credit Suisse Securities (USA) LLC, 0.05%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $15,000,021, collateralized by U.S. Treasury Note, 1.63% due at 11/15/22, par and fair value of $16,445,000 and $15,301,558, respectively)	15,000	15,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $15,301,558)		15,000,000
Deutsche Bank Securities Inc., 0.04%, 10/02/13(b) (Purchased on 8/01/13 to be repurchased at $7,115,490, collateralized by various U.S. Treasury obligations, 0.00% to 2.38% due from 2/28/15 to 11/15/41, aggregate par and fair value of $7,263,459 and $7,257,333, respectively)	7,115	7,115,000
Deutsche Bank Securities Inc., 0.05%, 10/07/13(b) (Purchased on 8/30/13 to be repurchased at $14,001,828, collateralized by various U.S. Treasury obligations, 0.00% to 1.38% due from 11/30/15 to 11/15/42, aggregate par and fair value of $38,021,700 and $14,280,083, respectively)	14,000	14,000,000
Deutsche Bank Securities Inc., 0.05%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $15,000,021, collateralized by various U.S. Treasury obligations, 0.00% to 1.38% due from 11/30/15 to 5/15/40, aggregate par and fair value of $42,142,100 and $15,300,054, respectively)	15,000	15,000,000
Total Value of Deutsche Bank Securities Inc. (collateral value of $36,837,470)		36,115,000
Goldman Sachs & Co., 0.02%, 10/01/13 (Purchased on 9/24/13 to be repurchased at $4,600,018, collateralized by U.S. Treasury Note, 1.25% due at 3/15/14, par and fair value of $4,664,100 and $4,692,024, respectively)	4,600	4,600,000
Goldman Sachs & Co., 0.03%, 10/07/13(b) (Purchased on 9/26/13 to be repurchased at $19,800,561, collateralized by U.S. Treasury Note, 1.25% due at 3/15/14, par and fair value of $20,075,900 and $20,196,094, respectively)	19,800	19,800,000
Total Value of Goldman Sachs & Co. (collateral value of $24,888,118)		24,400,000

See Notes to Financial Statements.

14	BLACKROCK FUNDS	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock U.S. Treasury Money Market Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA) Inc., 0.02%, 10/02/13 (Purchased on 9/25/13 to be repurchased at $24,700,096, collateralized by U.S. Treasury Note, 1.75% due at 5/15/22, par and fair value of $26,455,000 and $25,194,254, respectively)	$24,700	$24,700,000
HSBC Securities (USA) Inc., 0.05%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $5,215,007, collateralized by U.S. Treasury Note, 1.75% due at 5/15/22, par and fair value of $5,590,000 and $5,323,602, respectively)	5,215	5,215,000
Total Value of HSBC Securities (USA) Inc. (collateral value of $30,517,856)		29,915,000
J.P. Morgan Securities LLC, 0.04%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $15,000,017, collateralized by U.S. Treasury Note, 1.00% due at 3/31/17, par and fair value of $15,235,000 and $15,301,729, respectively)	15,000	15,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $15,301,729)		15,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.02%, 10/02/13 (Purchased on 9/25/13 to be repurchased at $4,500,018, collateralized by U.S. Treasury Note, 4.50% due at 5/15/17, par and fair value of $4,010,400 and $4,590,027, respectively)	4,500	4,500,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $10,000,014, collateralized by U.S. Treasury Note, 1.00% due at 5/31/18, par and fair value of $10,300,900 and $10,200,037, respectively)	10,000	10,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $14,790,064)		14,500,000

Repurchase Agreements	Par (000)	Value
Morgan Stanley & Co. LLC, 0.05%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $15,000,021, collateralized by U.S. Treasury Note, 1.38% due at 6/30/18, par and fair value of $15,211,000 and $15,300,098, respectively)	$15,000	$15,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $15,300,098)		15,000,000
RBS Securities Inc., 0.03%, 10/03/13 (Purchased on 9/26/13 to be repurchased at $10,310,060, collateralized by U.S. Treasury Note, 0.25% due at 1/31/14, par and fair value of $10,505,000 and $10,517,127, respectively)	10,310	10,310,000
RBS Securities Inc., 0.05%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $15,000,021, collateralized by various U.S. Treasury obligations, 0.25% to 4.50% due from 1/31/14 to 2/15/36, aggregate par and fair value of $13,262,000 and $15,305,003, respectively)	15,000	15,000,000
Total Value of RBS Securities Inc. (collateral value of $25,822,130)		25,310,000
UBS Securities LLC, 0.04%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $20,000,022, collateralized by various U.S. Treasury obligations, 0.25% to 9.13% due from 4/30/14 to 5/15/18, aggregate par and fair value of $17,715,600 and $20,400,067, respectively)	20,000	20,000,000
Total Value of UBS Securities LLC (collateral value of $20,400,067)		20,000,000
Total Repurchase Agreements — 49.0%		224,120,000
Total Investments (Cost — $457,126,186*) — 100.0%		457,126,186
Other Assets Less Liabilities — 0.0%		108,334

Net Assets — 100.0%		$457,234,520

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2013	15

Schedule of Investments (concluded)	BlackRock U.S. Treasury Money Market Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$457,126,186	—	$457,126,186

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2013, cash of $341 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2013.

See Notes to Financial Statements.

16	BLACKROCK FUNDS	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.1%
Eutaw Industrial Development Board PCRB (Alabama Power Co. Project) Series 1998 VRDN, 0.03%, 10/01/13 (a)	$1,200	$1,200,000
Arizona — 2.3%
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC), 0.09%, 10/07/13 (a)	500	500,000
Salt River Pima-Maricopa Indian Community RB Series 2006 VRDN (Bank of America N.A. LOC), 0.09%, 10/07/13 (a)	2,005	2,005,000

		2,505,000
Arkansas — 0.4%
Arkansas State University RB (Jonesboro Campus Project) Series 2013 MB, 1.00%, 3/01/14	385	385,800
Springdale Sales & Use Tax RB Series 2013 MB, 2.00%, 7/01/14	100	101,297

		487,097
California — 8.7%
California Health Facilities Financing Authority RB (Lucile Packard Childrens Hospital Project) Municipal Trust Receipts Floaters Series 2012A-4726 VRDN (Bank of America N.A. SBPA), 0.10%, 10/07/13 (a)(b)(c)	520	520,000
California RB Series 2013A-2 RAN, 2.00%, 6/23/14	500	506,412
California School Cash Reserve Program Authority RB Series 2013AA, 2.00%, 10/01/13	1,000	1,000,000
California School Cash Reserve Program Authority RB Series 2013X, 2.00%, 10/01/13	100	100,000
California Statewide Communities Development Authority RB (Retirement Housing Foundation Obligated Group Project) Series 2008 VRDN (U.S. Bank N.A. LOC), 0.07%, 10/07/13 (a)	400	400,000
Fontana Unified School District GO PUTTERS Series 2008-2668 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.15%, 10/07/13 (a)(b)(c)	500	500,000
Los Angeles County Schools RB Series 2013C-6 TRAN, 2.00%, 12/31/13	100	100,435
Sacramento County Sanitation District Financing Authority RB Series 2008D VRDN (Morgan Stanley Bank LOC), 0.07%, 10/01/13 (a)	600	600,000
Sacramento Financing Authority RB (Master Lease Program Facilities Project) Municipal Trust Receipts Floaters Series 2011E-4698 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.15%, 10/07/13 (a)(b)(c)	5,760	5,760,000

		9,486,847
Connecticut — 1.0%
Connecticut Housing Finance Authority RB (Housing Mortgage Finance Project) Series 2005D-4 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.07%, 10/07/13 (a)	900	900,000
Stafford Township GO Series 2013 BAN, 1.00%, 8/05/14	210	211,253

		1,111,253
District of Columbia — 0.9%
Metropolitan Washington Airports Authority RB Series 2007A AMT MB, 5.00%, 10/01/13	1,015	1,015,000

Municipal Bonds	Par (000)	Value
Florida — 3.2%
Broward County Airport System RB Series 2012P-1 AMT MB, 3.00%, 10/01/13	$300	$300,000
Lee Memorial Health System RB SPEARS Series 2011-1016 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.12%, 10/07/13 (a)(b)(c)	3,200	3,200,000

		3,500,000
Georgia — 1.1%
Meriwether County IDRB (Crown Technology LLC Project) Series 2010 AMT VRDN (Federal Home Loan Bank LOC), 0.17%, 10/07/13 (a)	1,190	1,190,000
Illinois — 5.7%
Chicago Waterworks RB (Second Lien Project) Sub-Series 2000-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.27%, 10/01/13 (a)	2,700	2,700,000
Illinois Finance Authority RB (Northwestern University Project) Series 2004B MB, 1.75%, 3/03/14	1,335	1,343,298
Illinois Finance Authority RB (Riverside Health Systems Project) Series 1996B VRDN (JPMorgan Chase Bank N.A. LOC), 0.08%, 10/07/13 (a)	1,710	1,710,000
Illinois Finance Authority RB SPEARS (OSF Healthcare System Project) Series 2012DBE-1115 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.11%, 10/07/13 (a)(b)(c)	200	200,000
Illinois Sales Tax RB Series 2004 MB, 5.00%, 6/15/14	300	310,021

		6,263,319
Indiana — 2.6%
Indiana Finance Authority RB (Hamilton Grove Project) Series 2008A VRDN (Bank of America N.A. LOC), 0.09%, 10/07/13 (a)	2,625	2,625,000
Indianapolis Local Public Improvement Bond Bank RB (Circle Block Project) Series 2004C MB, 5.25%, 4/01/14	200	205,003

		2,830,003
Iowa — 2.8%
Des Moines GO Series 2013A MB, 2.00%, 6/01/14	500	506,331
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.14%, 10/07/13 (a)	2,600	2,600,000

		3,106,331
Kansas — 1.7%
Leawood GO Series 2013-1, 1.25%, 9/01/14	1,800	1,816,475
Louisiana — 2.0%
Bossier Parish School Board GO Series 2013 MB, 3.00%, 3/01/14	200	202,247
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2010 VRDN, 0.07%, 10/07/13 (a)	2,000	2,000,000

		2,202,247
Maryland — 3.7%
Maryland Community Development Administration RB (Residential Project) Series 2007 VRDN (TD Bank N.A. SBPA), 0.08%, 10/07/13 (a)	3,000	3,000,000

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2013	17

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland (concluded)
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.22%, 10/07/13 (a)	$1,000	$1,000,000
Prince George’s County GO (Public Improvement Project) Series 2003A MB, 5.00%, 10/01/13	100	100,000

		4,100,000
Michigan — 4.3%
Michigan Housing Development Authority RB (Rental Housing Revenue Project) Series 2008A AMT VRDN (JPMorgan Chase Bank N.A. SBPA), 0.09%, 10/01/13 (a)	2,500	2,500,000
Michigan Strategic Fund RB (Hindu Temple Project) Series 2009 VRDN (Comerica Bank LOC), 0.10%, 10/01/13 (a)	1,695	1,695,000
Michigan Strategic Fund RB (Mans LLC Project) Series 2012 VRDN (Comerica Bank LOC), 0.17%, 10/07/13 (a)	500	500,000

		4,695,000
Minnesota — 0.1%
Minneapolis Health Care System Revenue Authority RB (Fairview Health Services Project) RBC Municipal Products, Inc. Trust Series 2010C-E-19 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.07%, 10/07/13 (a)(b)(c)	100	100,000
Mississippi — 2.4%
De Soto County School District GO Series 2012 MB, 3.00%, 5/01/14	100	101,602
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2010-I VRDN (Chevron Corp. Guaranty), 0.03%, 10/01/13 (a)	2,000	2,000,000
University of Southern Mississippi Educational Building Corp. RB (Residence Hall Construction Project) Municipal Trust Receipts Floaters Series 2013-3335 VRDN (Credit Suisse A.G. SBPA), 0.10%, 10/07/13 (a)(b)(c)	500	500,000

		2,601,602
Missouri — 1.6%
Taney County IDRB (Keeter Heights Project) Series 2006 AMT VRDN (U.S. Bank N.A. LOC), 0.14%, 10/07/13 (a)	1,745	1,745,000
Nevada — 2.2%
Clark County Airport System Junior Subordinate Lien RB Series 2013C-2, 2.00%, 7/01/14	2,400	2,429,619
New Hampshire — 0.5%
Nashua City GO Series 2013 MB, 4.00%, 4/01/14	585	595,954
New Jersey — 4.1%
Cape May County GO Series 2013 BAN, 1.00%, 8/29/14	200	201,195
Cape May GO Series 2013, 1.00%, 7/18/14	500	502,292
East Hanover Township GO Series 2013A BAN, 1.00%, 8/21/14	200	200,847
Marlboro Township GO Series 2013 BAN, 1.00%, 6/11/14	400	401,489
New Jersey RB Municipal Trust Receipts Floaters Series 2013-837 VRDN (Bank of America N.A. Guaranty, Bank of America N.A. SBPA), 0.10%, 10/07/13 (a)(b)(c)	380	380,000

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey RB Municipal Trust Receipts Floaters Series 2013-838 VRDN (Bank of America N.A. Guaranty, Bank of America N.A. SBPA), 0.13%, 10/07/13 (a)(b)(c)	$2,100	$2,100,000
Rumson Borough GO Series 2013A BAN, 0.75%, 9/03/14	114	113,655
Sparta Township GO Series 2013 BAN, 1.00%, 11/01/13	200	200,112
West Orange Township GO Series 2013 BAN, 1.00%, 5/20/14	360	361,382

		4,460,972
New York — 3.9%
Nassau County IDA RB (Clinton Plaza Senior Housing Project) Series 2004 VRDN (Fannie Mae Guaranty), 0.08%, 10/07/13 (a)	250	250,000
New York City GO Series 2012G-7 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.05%, 10/01/13 (a)	900	900,000
New York City Municipal Water Finance Authority RB (Second General Resolution Project) Series 2010DD-2 VRDN (The Bank of New York Mellon Corp. SBPA), 0.03%, 10/01/13 (a)	1,000	1,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2003A-4 VRDN (TD Bank N.A. SBPA), 0.05%, 10/01/13 (a)	900	900,000
Patchogue-Medford Union Free School District GO Series 2013 TAN, 1.00%, 6/20/14	700	703,416
South Country Central School District of Brookhaven GO Series 2013 TAN, 0.75%, 6/26/14	500	501,576

		4,254,992
North Carolina — 0.8%
North Carolina GO (Public Improvements Project) Series 2004A MB, 5.00%, 3/01/14	700	713,895
North Carolina RB (Annual Appropriation Project) Series 2009A MB, 3.00%, 5/01/14	125	126,968

		840,863
Ohio — 3.8%
Lebanon GO Series 2013 BAN, 1.00%, 4/24/14	525	527,055
New Albany GO Series 2013 BAN, 1.00%, 7/31/14	200	201,177
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2002A VRDN (Wells Fargo Bank N.A. SBPA), 0.04%, 10/01/13 (a)	2,200	2,200,000
Ohio Higher Educational Facility Commission RB (Cleveland Clinic Health System Obligations Project) Series 2013A-2 VRDN, 0.10%, 1/01/14 (a)	500	500,000
Strongsville GO (Library Project) Series 2012 BAN, 1.00%, 10/23/13	300	300,126
Strongsville GO (Street Improvement Project) Series 2012 BAN, 1.00%, 10/23/13	400	400,168

		4,128,526
Oregon — 0.2%
Portland Sewer System RB (First Lien Project) Series 2007A MB, 5.00%, 6/01/14	250	258,554

See Notes to Financial Statements.

18	BLACKROCK FUNDS	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 10.8%
Berks County IDRB (Zenith Properties LP Project) Series 2006 VRDN (Wells Fargo Bank N.A. LOC), 0.27%, 10/07/13 (a)	$5,390	$5,390,000
Central Bradford Progress Authority RB (Robert Packer Hospital Project) RBC Municipal Products, Inc. Trust Series 2011C-14 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.07%, 10/07/13 (a)(b)(c)	2,000	2,000,000
Emmaus General Authority RB (Local Government Project) Series 1989H-22 VRDN (U.S. Bank N.A. LOC), 0.08%, 10/07/13 (a)	500	500,000
Pennsylvania Turnpike Commission RB Series 2009 ROC-RR-II R-12259 VRDN (BHAC Insurance, Citibank N.A. Liquidity Facility), 0.07%, 10/01/13 (a)(b)(c)	2,000	2,000,000
Philadelphia Gas Works RB Series 2009C VRDN (Barclays Bank PLC LOC), 0.06%, 10/07/13 (a)	1,300	1,300,000
York County Hospital Authority RB (Homewood Retirement Centers of The United Church of Christ, Inc. Project) Series 1990 VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 10/07/13 (a)	700	700,000

		11,890,000
Tennessee — 0.7%
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.13%, 10/07/13 (a)	420	420,000
Williamson County GO (County District Project) Series 2010A MB, 3.00%, 3/01/14	340	344,036

		764,036
Texas — 4.4%
Dallas Fort Worth International Airport RB Series 2012B MB, 3.00%, 11/01/13	1,300	1,302,996
Fort Worth GO Series 2012 MB, 5.00%, 3/01/14	1,030	1,050,381
Port of Port Arthur Navigation District RB (Motiva Enterprises Project) Series 2010B VRDN, 0.07%, 10/01/13 (a)	1,000	1,000,000
Texas Tollway Authority RB SPEARS Series 2008DB-626 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.08%, 10/07/13 (a)(b)(c)	1,400	1,400,000
University of Texas RB (Financing System Project) Series 2006B MB, 5.00%, 8/15/14	100	104,109

		4,857,486
Utah — 2.8%
Utah GO Municipal Trust Receipts Floaters Series 2009-2987 VRDN (Morgan Stanley Bank SBPA), 0.10%, 10/07/13 (a)(b)(c)	3,050	3,050,000

Municipal Bonds	Par (000)	Value
Virginia — 0.9%
Fairfax County IDA RB (Inova Health Systems Project) Series 2012 VRDN 7 Month Window, 0.15%, 4/28/14 (a)	$1,000	$1,000,000
Washington — 0.3%
Washington State University RB PUTTERS Series 2012-4241 VRDN (Deutsche Bank A.G. SBPA), 0.09%, 10/07/13 (a)(b)(c)	290	290,000
West Virginia — 0.4%
West Virginia GO (Infrastructure Project) Series 2011A MB, 3.00%, 11/01/13	420	420,981
Wisconsin — 6.0%
Wisconsin Health & Educational Facilities Authority RB (Ascension Health Alliance Senior Credit Group Project) Series 2013B VRDN, 0.13%, 10/07/13 (a)	600	600,000
Wisconsin Petroleum Inspection Fee Series 2013 TECP, 0.16%, 12/04/13	6,000	6,000,000

		6,600,000
Total Municipal Bonds — 87.4%		95,797,157

Closed-End Investment Companies
Multi-State — 6.0%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility), 0.14%, 10/07/13 (a)(b)	5,500	5,500,000
Nuveen Municipal Market Opportunities Fund, Inc. Series 2010-3509-1 VRDP (Deutsche Bank A.G. Liquidity Facility), 0.21%, 10/07/13 (a)(b)	1,000	1,000,000
New Jersey — 7.3%
Nuveen New Jersey Investment Quality Municipal Fund, Inc. Series 2013S VRDP (Royal Bank of Canada Liquidity Facility), 0.15%, 10/07/13 (a)(b)	6,000	6,000,000
Nuveen New Jersey Premium Income Municipal Fund, Inc. Series 2012B-3 VRDP (Royal Bank of Canada Liquidity Facility), 0.15%, 10/07/13 (a)(b)	2,000	2,000,000
Total Closed-End Investment Companies — 13.3%		14,500,000
Total Investments (Cost — $110,297,157*) — 100.7%		110,297,157
Liabilities in Excess of Other Assets — (0.7)%		(716,956)

Net Assets — 100.0%		$109,580,201

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2013	19

Schedule of Investments (concluded)	BlackRock Municipal Money Market Portfolio

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$110,297,157	—	$110,297,157
[1] See above Schedule of Investments for values in each state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2013, cash of $42,586 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2013.

See Notes to Financial Statements.

20	BLACKROCK FUNDS	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 85.2%
Avalon Borough GO Series 2013 BAN, 1.00%, 2/27/14	$600	$601,536
Burlington County Bridge Commission RB (Solid Waste Project) Series 2012, 2.00%, 10/08/13	1,200	1,200,343
Cape May GO Series 2013, 1.00%, 7/18/14	200	200,917
Colts Neck Township GO Series 2013A BAN, 1.00%, 2/25/14	500	500,981
Delaware River Port Authority RB Series 2008B VRDN (TD Bank N.A. LOC), 0.07%, 10/07/13 (a)	2,600	2,600,000
Delran Township GO Series 2012 BAN, 1.00%, 11/12/13	1,200	1,200,356
Dumont GO Series 2013 BAN, 1.00%, 6/25/14	530	531,695
Essex County Improvement Authority RB (Pooled Governmental Loan Program Project) Series 1986 VRDN (Wells Fargo Bank N.A. LOC), 0.06%, 10/07/13 (a)	5,520	5,520,000
Gloucester County GO Series 2013 MB, 1.00%, 3/01/14	100	100,249
Lower Township GO Series 2013A BAN, 1.00%, 8/07/14	600	601,666
Marlboro Township GO Series 2013 BAN, 1.00%, 6/11/14	100	100,372
Mendham Township GO Series 2013 BAN, 1.00%, 5/22/14	100	100,356
Metuchen GO Series 2013 BAN, 1.00%, 2/28/14	625	626,090
New Jersey Clipper Tax-Exempt Certificate Trust RB Series 2009-31 VRDN (State Street Bank & Trust Co. Credit Agreement, State Street Bank & Trust Co. SBPA), 0.07%, 10/07/13 (a)(b)(c)	1,700	1,700,000
New Jersey Economic Development Authority PCRB (Exxon Project) Series 1989 VRDN, 0.02%, 10/01/13 (a)	3,725	3,725,000
New Jersey Economic Development Authority RB (Hamilton Industrial Development Project) Series 1998 VRDN (Wells Fargo Bank N.A. LOC), 0.22%, 10/07/13 (a)	845	845,000
New Jersey Economic Development Authority RB (Morris Museum Project) Series 2006 VRDN (JPMorgan Chase Bank N.A. LOC), 0.08%, 10/07/13 (a)	3,720	3,720,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2000 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.12%, 10/07/13 (a)	1,285	1,285,000
New Jersey Economic Development Authority RB (Paddock Realty LLC Project) Series 2006 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.22%, 10/07/13 (a)	900	900,000
New Jersey Economic Development Authority RB (Pennington Montessori School Project) Series 1999 VRDN (Wells Fargo Bank N.A. LOC), 0.17%, 10/07/13 (a)	760	760,000
New Jersey Economic Development Authority RB (The Cooper Health System Project) Series 2008A VRDN (TD Bank N.A. LOC), 0.07%, 10/07/13 (a)	1,000	1,000,000
New Jersey Environmental Infrastructure Trust RB Municipal Trust Receipts Floaters Series 2012A-R-4729 VRDN (Bank of America N.A. SBPA), 0.06%, 10/07/13 (a)(b)(c)	1,515	1,515,000

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Health Care Facilities Financing Authority RB (Hospital Capital Asset Financing Project) Series 1985A VRDN (JPMorgan Chase Bank N.A. LOC), 0.08%, 10/07/13 (a)	$1,200	$1,200,000
New Jersey Health Care Facilities Financing Authority RB (Robert Wood Johnson University Project) Series 2004 VRDN (Wells Fargo Bank N.A. LOC), 0.05%, 10/07/13 (a)	1,055	1,055,000
New Jersey Health Care Facilities Financing Authority RB (RWJ Health Care Corp. Project) Series 2002 VRDN (TD Bank N.A. LOC), 0.07%, 10/07/13 (a)	5,060	5,060,000
New Jersey Higher Education Assistance Authority Student Loan RBC Municipal Products, Inc. Trust Series 2008L-36 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.13%, 10/07/13 (a)(c)	700	700,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2005Q VRDN (Barclays Bank PLC SBPA), 0.09%, 10/07/13 (a)	1,500	1,500,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Mortgage Project) Series 2005O AMT VRDN (Barclays Bank PLC SBPA), 0.08%, 10/07/13 (a)	2,000	2,000,000
New Jersey RB Municipal Trust Receipts Floaters Series 2013-837 VRDN (Bank of America N.A. Guaranty, Bank of America N.A. SBPA), 0.10%, 10/07/13 (a)(b)(c)	760	760,000
New Jersey RB Municipal Trust Receipts Floaters Series 2013-838 VRDN (Bank of America N.A. Guaranty, Bank of America N.A. SBPA), 0.13%, 10/07/13 (a)(b)(c)	500	500,000
New Jersey Transportation Trust Fund Authority RB SPEARS (Transportation System Project) Series 2007DB-447 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.08%, 10/07/13 (a)(b)(c)	6,000	6,000,000
New Jersey Turnpike Authority RB Municipal Trust Receipts Floaters Series 2013D-843 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA), 0.11%, 10/07/13 (a)(b)(c)	1,050	1,050,000
Ocean City GO Series 2013 BAN, 1.00%, 3/07/14	500	500,768
Old Bridge Township GO Series 2012 BAN, 1.00%, 10/15/13	100	100,021
Ramsey School District GO Series 2013, 1.25%, 7/18/14	300	301,300
Sparta Township GO Series 2013 BAN, 1.00%, 11/01/13	100	100,056
Union County Industrial Pollution Control Financing Authority PCRB (Exxon Mobil Corp. Project) Series 1989 VRDN, 0.02%, 10/01/13 (a)	4,505	4,505,000
Union Township GO Series 2013A BAN, 1.00%, 8/08/14	500	501,692
Vernon Township GO Series 2013 BAN, 1.25%, 3/28/14	310	311,054
Verona Township GO Series 2013 BAN, 1.00%, 7/25/14	500	502,510
West Orange Township GO Series 2013 BAN, 1.00%, 5/20/14	100	100,384
Westwood GO Series 2013 BAN, 1.00%, 5/02/14	700	701,950
Wood-Ridge GO Series 2013 BAN, 1.00%, 2/14/14	900	901,197
Total Municipal Bonds — 85.2%		57,685,493

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30,2013	21

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Closed-End Investment Companies	Par (000)	Value
New Jersey — 5.9%
Nuveen New Jersey Investment Quality Municipal Fund, Inc. Series 2013S VRDP (Royal Bank of Canada Liquidity Facility), 0.15%, 10/07/13 (a)(b)	$2,000	$2,000,000
Nuveen New Jersey Premium Income Municipal Fund, Inc. Series 2012B-3 VRDP (Royal Bank of Canada Liquidity Facility), 0.15%, 10/07/13 (a)(b)	2,000	2,000,000
Total Closed-End Investment Companies — 5.9%		4,000,000

Value
Total Investments (Cost — $ 61,685,493*) — 91.1%	$61,685,493
Other Assets Less Liabilities — 8.9%	5,989,865

Net Assets — 100.0%	$67,675,358

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$61,685,493	—	$61,685,493

[1]	See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2013, cash of $4,953,322 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2013.

See Notes to Financial Statements.

22	BLACKROCK FUNDS	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock North Carolina Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina — 88.3%
Alamance County GO Series 2003 MB, 5.00%, 3/01/14	$500	$509,786
Appalachian State University RB Series 2011 MB, 2.00%, 10/01/13	850	850,000
Cabarrus County GO (Public Improvements Project) Series 2006 MB, 4.25%, 3/01/14	500	508,300
Cabarrus County GO Series 2004 MB, 5.00%, 2/01/14	250	253,981
Cary Township Combined Utility Systems RB Series 2007 MB, 4.00%, 12/01/13	200	201,238
Charlotte GO Series 2013B MB, 2.00%, 1/01/14	150	150,698
Charlotte Housing Authority RB (Oak Park Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.08%, 10/07/13 (a)	2,000	2,000,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1149 VRDN (Bank of America N.A. SBPA), 0.09%, 10/07/13 (a)(b)(c)	3,045	3,045,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Municipal Trust Receipts Floaters Series 2011-72C-A VRDN (Wells Fargo Bank N.A. SBPA), 0.18%, 10/07/13 (a)(b)(c)	9,600	9,600,000
Durham Capital Financing Corp. RB Series 2012 MB, 3.00%, 6/01/14	375	382,004
Durham GO Series 2010A MB, 4.00%, 10/01/13	750	750,000
Greensboro GO Series 2010A MB, 5.00%, 10/01/13	1,800	1,800,000
Henderson County RB Series 2010B MB, 4.00%, 12/01/13	1,000	1,006,029
Lenoir County GO Series 2013 MB, 2.00%, 2/01/14	205	206,162
Mecklenburg County GO (Public Improvement Project) Series 2004A MB, 4.00%, 2/01/14	200	202,563
Mecklenburg County GO (WVRDB Refunding Project) Series 2009D VRDN 7 Month Window, 0.17%, 4/28/14 (a)	5,685	5,685,000
Mecklenburg County GO Series 2005C MB, 5.00%, 2/01/14	1,000	1,016,175
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.08%, 10/07/13 (a)	900	900,000
North Carolina Capital Facilities Finance Agency RB (Aquarium Society Project) Series 2004 VRDN (Bank of America N.A. LOC), 0.12%, 10/07/13 (a)	2,000	2,000,000

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Capital Facilities Finance Agency RB (Campbell University Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.08%, 10/07/13 (a)	$2,200	$2,200,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1992A VRDN, 0.05%, 10/07/13 (a)	1,015	1,015,000
North Carolina Educational Facilities Finance Agency RB (Elon College Project) Series 2000 VRDN (TD Bank N.A. LOC), 0.06%, 10/07/13 (a)	300	300,000
North Carolina GO (Highway Project) Series 2004 MB, 5.00%, 5/01/14	100	102,773
North Carolina GO (Public Improvements Project) Series 2004A MB, 5.00%, 3/01/14	345	351,848
North Carolina Medical Care Commission Health Care Facilities RBC Municipal Products, Inc. Trust (Duke University Health System Project) Series 2012-O-39 VRDN (Royal Bank of Canada SBPA), 0.07%, 10/07/13 (a)(b)(c)	1,400	1,400,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2001B VRDN (BMO Harris Bank N.A. SBPA), 0.06%, 10/01/13 (a)	2,100	2,100,000
North Carolina Ports Authority RB Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.08%, 10/07/13 (a)	1,200	1,200,000
North Carolina RB (State Grant Antic Vehicle Project) Series 2009 MB, 5.00%, 3/01/14	100	101,915
North Carolina State University Raleigh RB Series 2003B VRDN (Bayerische Landesbank Girozentrale SBPA), 0.07%, 10/07/13 (a)	2,300	2,300,000
Orange County GO Series 2005B MB, 4.00%, 4/01/14	400	407,503
Raleigh GO Series 2009D MB, 4.00%, 12/01/13	100	100,625
Raleigh RB Series 2009 VRDN 7 Month Window, 0.17%, 4/28/14 (a)	700	700,000
Sampson County COP Eclipse Funding Trust Series 2006-0160 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. SBPA), 0.07%, 10/07/13 (a)(b)(c)	2,005	2,005,000
Union County GO Series 2009C MB, 2.50%, 3/01/14	200	201,748
University of North Carolina at Chapel Hill RB Series 2001B VRDN, 0.05%, 10/07/13 (a)	2,325	2,325,000
University of North Carolina at Chapel Hill RB Series 2003 MB, 5.00%, 12/01/13	100	100,792
Total Investments (Cost — $47,979,140*) — 88.3%		47,979,140
Other Assets Less Liabilities — 11.7%		6,354,602

Net Assets — 100.0%		$54,333,742

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2013	23

Schedule of Investments (concluded)	BlackRock North Carolina Municipal Money Market Portfolio

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$47,979,140	—	$47,979,140

[1]	See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2013, cash of $1,756,770 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2013.

See Notes to Financial Statements.

24	BLACKROCK FUNDS	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio — 82.3%
Beachwood GO Series 2013 BAN, 1.00%, 8/06/14	$1,010	$1,016,131
Butler County GO Series 2013 BAN, 0.40%, 7/31/14	1,800	1,800,000
Cincinnati GO Series 2010A MB, 4.00%, 12/01/13	210	211,293
Cincinnati GO Series 2010G MB, 4.00%, 12/01/13	300	301,885
Cleveland Airport System RB Series 2008D VRDN (Bank of America N.A. LOC), 0.08%, 10/07/13 (a)	2,990	2,990,000
Cleveland Airport System RB Series 2009D VRDN (Bank of America N.A. LOC), 0.08%, 10/07/13 (a)	3,000	3,000,000
Cleveland Department of Public Utilities Division of Water RB Series 2011W MB, 4.00%, 1/01/14	800	807,490
Cleveland Waterworks RB Series 2008Q VRDN (The Bank of New York Mellon Corp. LOC), 0.06%, 10/07/13 (a)	4,600	4,600,000
Columbus GO (Limited Tax Notes Project) Series 2012-1, 1.50%, 11/21/13	2,000	2,003,594
Columbus Regional Airport Authority RB SPEARS Series 2007DB-488 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.08%, 10/07/13 (a)(b)(c)	2,100	2,100,000
Columbus Sewerage System RB Municipal Trust Receipts Floaters Series 2008A-13 VRDN (Branch Banking & Trust Co. SBPA), 0.07%, 10/07/13 (a)(b)(c)	2,040	2,040,000
Columbus Sewerage System RB PUTTERS Series 2008-2456 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.08%, 10/07/13 (a)(b)(c)	200	200,000
Franklin County RB Municipal Trust Receipts Floaters Series 2011-21B VRDN (Barclays Bank PLC SBPA), 0.08%, 10/07/13 (a)(b)(c)	2,320	2,320,000
Hilliard GO Series 2005 MB, 3.75%, 12/01/13	110	110,652
Independence GO Series 2013 BAN, 1.13%, 4/16/14	1,170	1,174,864
Lakewood GO Series 2013 BAN, 1.00%, 4/15/14	210	210,729
Lebanon GO Series 2013 BAN, 1.00%, 4/24/14	200	200,783
Miamisburg GO Series 2013 BAN, 1.00%, 3/12/14	2,000	2,005,299
Montgomery County RB (Catholic Health Project) Series 2004B-1 VRDN (The Bank of New York Mellon Corp. SBPA), 0.07%, 10/07/13 (a)	500	500,000
Montgomery County RB (Miami Valley Hospital Project) Series 2011B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.06%, 10/01/13 (a)	1,800	1,800,000
North Ridgeville GO Series 2013 BAN, 0.65%, 4/03/14	600	600,601

Municipal Bonds	Par (000)	Value
Ohio (concluded)
Ohio Air Quality Development Authority RB (Dayton Power & Light Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC), 0.09%, 10/07/13 (a)	$2,000	$2,000,000
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009C VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.08%, 10/07/13 (a)	1,000	1,000,000
Ohio GO (Common Schools Project) Series 2006C VRDN, 0.06%, 10/07/13 (a)	3,000	3,000,000
Ohio Higher Educational Facility Commission (Case Western Reserve University CP Program II Project) Series 2013-OHHEFC TECP (Northern Trust Co. SBPA), 0.11%, 10/17/13	5,000	5,000,000
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2002A VRDN (Wells Fargo Bank N.A. SBPA), 0.04%, 10/01/13 (a)	6,100	6,100,000
Ohio Higher Educational Facility Commission RB (Cleveland Clinic Health System Obligation Project) Series 2013 VRDN (Wells Fargo Bank N.A. SBPA), 0.03%, 10/01/13 (a)	3,450	3,450,000
Ohio Higher Educational Facility RB (Cleveland Clinic Project) Series 2008B-4 VRDN, 0.05%, 10/01/13 (a)	1,700	1,700,000
Ohio Higher Educational Facility RB (Ohio Dominican University Project) Series 2007 VRDN (JPMorgan Chase Bank N.A. LOC), 0.10%, 10/07/13 (a)	1,900	1,900,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Project) Series 2006I AMT VRDN (Wells Fargo Bank N.A. SBPA), 0.11%, 10/07/13 (a)	900	900,000
Ohio Water Development Authority Water Pollution Control RB (Loan Fund State Match Project) Series 2013 BAN, 2.00%, 12/01/13	1,000	1,003,124
Strongsville GO (Street Improvement Project) Series 2012 BAN, 1.00%, 10/23/13	1,000	1,000,420
Total Municipal Bonds — 82.3%		57,046,865

Closed-End Investment Companies
Ohio — 4.3%
Nuveen Ohio Quality Income Municipal Fund Series 1-1480 VRDP (Royal Bank of Canada Liquidity Facility), 0.16%, 10/07/13 (a)(b)	3,000	3,000,000
Total Investments (Cost — $60,046,865*) — 86.6%		60,046,865
Other Assets Less Liabilities — 13.4%		9,326,306

Net Assets — 100.0%		$69,373,171

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2013	25

Schedule of Investments (concluded)	BlackRock Ohio Municipal Money Market Portfolio

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$60,046,865	—	$60,046,865

[1]	See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, cash of $4,076,659 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2013.

See Notes to Financial Statements.

26	BLACKROCK FUNDS	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 94.0%
Abington Township GO Series 2010 MB, 2.00%, 11/15/13	$1,555	$1,558,035
Allegheny County Port Authority RB (Transportation Project) Series 2011 MB, 4.00%, 3/01/14	490	497,342
Avon Grove School District GO Series 2010A MB, 2.00%, 8/15/14	100	101,387
Berks County IDRB (Tray-Pak Corp. Project) Series 2001A AMT VRDN (Wells Fargo Bank N.A. LOC), 0.27%, 10/07/13 (a)	765	765,000
Blair County IDRB (Homewood at Martinsburg Project) Series 2004 VRDN (Manufacturers and Traders Trust Co. LOC), 0.12%, 10/07/13 (a)	4,050	4,050,000
Blairsville-Saltsburg School District GO Series 2013 MB, 2.00%, 11/15/13	900	901,920
Bucks County Centennial School District GO (School Improvements Project) Series 2010A MB, 2.00%, 12/15/13	150	150,506
Bucks County Water & Sewer Authority RB Series 2010 MB, 3.00%, 12/01/13	335	336,470
Bucks County Water & Sewer Authority RB Series 2011 MB, 1.00%, 12/01/13	100	100,129
Catasauqua Area School District GO Series 2009 MB, 4.60%, 5/15/14	150	155,120
Central Bradford Progress Authority RB (Robert Packer Hospital Project) RBC Municipal Products, Inc. Trust Series 2011C-14 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.07%, 10/07/13 (a)(b)(c)	2,400	2,400,000
Central York School District GO Series 2009 MB, 2.50%, 2/15/14	325	327,535
Chartiers Houston School District GO Series 2009 MB, 4.20%, 3/01/14	400	406,446
Chester County GO Series 2008 MB, 3.50%, 11/15/13	335	336,290
Chester County GO Series 2009C MB, 2.50%, 7/15/14	150	152,475
Chester Water Authority RB Series 2009AA MB, 2.00%, 12/01/13	125	125,341
Chester Water Authority RB Series 2011 MB, 0.50%, 12/01/13	270	270,098
Coatesville School District GO Series 2004 MB, 5.25%, 8/15/14	3,200	3,340,167
Connellsville Area School District GO Series 2008B MB, 5.00%, 11/15/13	800	804,668
Cumberland County GO Series 2011 MB, 4.00%, 5/01/14	250	255,334
Cumberland County Municipal Authority RB (Presbyterian Homes Project) Series 2003B VRDN (Manufacturers and Traders Trust Co. LOC), 0.08%, 10/07/13 (a)	7,665	7,665,000
Delaware County GO Series 2009A MB, 3.00%, 10/01/13	135	135,000
Delaware County IDA RB (Covanta Energy Project) Series 2013 VRDN (Bank of America N.A. LOC), 0.11%, 10/07/13 (a)	2,815	2,815,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN, 0.10%, 10/07/13 (a)	1,900	1,900,000
Delaware County RB (Riddle Village Project) Series 2006 VRDN (Bank of America N.A. LOC), 0.09%, 10/07/13 (a)	1,900	1,900,000
Delaware River Port Authority RB Series 2008B VRDN (TD Bank N.A. LOC), 0.07%, 10/07/13 (a)	5,700	5,700,000
Delaware River Port Authority RB Series 2010A VRDN (Royal Bank of Canada LOC), 0.06%, 10/07/13 (a)	2,800	2,800,000

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Delaware River Port Authority RB Series 2010B VRDN (Barclays Bank PLC LOC), 0.06%, 10/07/13 (a)	$3,100	$3,100,000
Downingtown Area School District GO Series 2011 MB, 4.00%, 4/01/14	250	254,617
East Penn School District GO Series 2011 MB, 3.00%, 11/15/13	200	200,634
Emmaus General Authority RB (Local Government Project) Series 1989B-32 VRDN (U.S. Bank N.A. LOC), 0.08%, 10/07/13 (a)	2,100	2,100,000
Emmaus General Authority RB (Local Government Project) Series 1989H-22 VRDN (U.S. Bank N.A. LOC), 0.08%, 10/07/13 (a)	500	500,000
Emmaus General Authority RB Series 1989F-24 VRDN (U.S. Bank N.A. LOC), 0.08%, 10/07/13 (a)	1,000	1,000,000
Franklin County IDRB (Precast System Project) Series 2001A AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.22%, 10/07/13 (a)	1,320	1,320,000
Geisinger Authority Health System RB (Geisinger Health System Project) Series 2002 VRDN (Northern Trust Co. SBPA), 0.02%, 10/01/13 (a)	2,600	2,600,000
Geisinger Authority Health System RB (Geisinger Health System Project) Series 2005C VRDN (TD Bank N.A. SBPA), 0.05%, 10/01/13 (a)	3,800	3,800,000
Great Valley School District GO Series 2013 MB, 2.00%, 2/15/14	125	125,780
Haverford Township School District GO Series 2009 VRDN (TD Bank N.A. LOC), 0.07%, 10/07/13 (a)	1,120	1,120,000
Lehigh County GO Series 2010 MB, 5.00%, 11/15/13	400	402,298
Lower Bucks County Joint Municipal Authority RB Series 2010 MB, 3.00%, 11/15/13	350	351,110
Lower Merion Township GO Series 2009 MB, 4.00%, 7/15/14	100	102,893
Lower Merion Township GO Series 2010A MB, 4.00%, 1/15/14	235	237,534
Lower Moreland Township School District GO Series 2009 MB, 4.00%, 2/15/14	150	152,017
Methacton School District GO Series 2011A MB, 3.00%, 10/01/13	300	300,000
Methacton School District GO Series 2012A MB, 0.45%, 9/15/14	400	400,266
Montgomery County GO Series 2009A MB, 2.00%, 12/01/13	175	175,499
Montgomery County GO Series 2009C MB, 4.00%, 12/15/13	340	342,540
Montgomery County GO Series 2010D MB, 3.00%, 10/01/13	200	200,000
Montgomery County IDA RB (Girl Scouts Southeastern Pennsylvania Project) Series 2000 VRDN (TD Bank N.A. LOC), 0.08%, 10/07/13 (a)	555	555,000
Northampton County IDRB (Trent Family Partnership Project) Series 2002 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.27%, 10/07/13 (a)	1,285	1,285,000
Owen J. Roberts School District GO Series 2013 MB, 1.00%, 5/15/14	490	492,188
Penn Trafford School District GO Series 2008 MB, 3.25%, 5/01/14	250	254,077
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007-3-58 VRDN (State Street Bank & Trust Co. SBPA), 0.07%, 10/07/13 (a)(b)(c)	24,000	24,000,000

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2013	27

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority RB (Convention Center Project) Series 2010 MB, 5.00%, 6/15/14	$3,375	$3,486,699
Pennsylvania Economic Development Financing Authority RB (Evergreen Community Power Facility Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.22%, 10/07/13 (a)	13,600	13,600,000
Pennsylvania Economic Development Financing Authority RB (NHS-AVS LLC Project) Series 2008 VRDN (TD Bank N.A. LOC), 0.07%, 10/01/13 (a)	2,200	2,200,000
Pennsylvania Economic Development Financing Authority RB (Solar Innovations, Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.37%, 10/07/13 (a)	3,770	3,770,000
Pennsylvania Economic Development Financing Authority RB (Waste Management, Inc. Project) Municipal Trust Receipts Floaters Series 2013-839 VRDN (Bank of America N.A. Guaranty, Bank of America N.A. LOC), 0.19%, 10/07/13 (a)(b)(c)	8,000	8,000,000
Pennsylvania GO Series 2002 MB, 5.50%, 2/01/14	540	549,421
Pennsylvania GO Series 2004-3 MB, 5.00%, 9/01/14	325	338,987
Pennsylvania GO Series 2010A-1 MB, 5.00%, 2/15/14	110	111,796
Pennsylvania GO Series 2010A-2 MB, 5.00%, 5/01/14	280	287,647
Pennsylvania GO Series 2012-1 MB, 5.00%, 7/01/14	200	207,097
Pennsylvania Higher Educational Facilities Authority RB (Bryn Mawr College Project) Series 2005-1 MB, 3.00%, 12/01/13	320	321,411
Pennsylvania Higher Educational Facilities Authority RB (Gwynedd Mercy College Project) Series 2007-P1 VRDN (TD Bank N.A. LOC), 0.07%, 10/07/13 (a)	1,300	1,300,000
Pennsylvania Higher Educational Facilities Authority RB (State System Higher Education Project) Series 2009AJ MB, 5.00%, 6/15/14	100	103,274
Pennsylvania Higher Educational Facilities Authority RB (Temple University Project) Series 2006 MB, 5.00%, 4/01/14	550	562,724
Pennsylvania Higher Educational Facilities Authority RB (Thomas Jefferson University Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC), 0.05%, 10/07/13 (a)	1,235	1,235,000
Pennsylvania Higher Educational Facilities Authority RB PUTTERS (Trustees of the University of Pennsylvania Project) Series 2008-2844 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.08%, 10/07/13 (a)(b)(c)	1,605	1,605,000
Pennsylvania Higher Educational Facilities Authority RB Series 2013AO-1 MB, 5.00%, 6/15/14	210	216,662
Pennsylvania Housing Finance Agency RB (Single Family Mortgage Project) Series 2002-75A VRDN (Barclays Bank PLC SBPA), 0.08%, 10/07/13 (a)	4,565	4,565,000
Pennsylvania Housing Finance Agency RB Series 2004-81C VRDN (Royal Bank of Canada SBPA), 0.08%, 10/07/13 (a)	450	450,000
Pennsylvania Housing Finance Agency RB Series 2004-83B AMT VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.09%, 10/07/13 (a)	2,800	2,800,000

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Housing Finance Agency RB Series 2004-83C AMT VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.09%, 10/07/13 (a)	$7,615	$7,615,000
Pennsylvania Housing Finance Agency RB Series 2006-93-B AMT VRDN (JPMorgan Chase Bank N.A. SBPA), 0.09%, 10/01/13 (a)	2,100	2,100,000
Pennsylvania Housing Finance Agency RB Series 2007-98C AMT VRDN (JPMorgan Chase Bank N.A. SBPA), 0.09%, 10/01/13 (a)	4,215	4,215,000
Pennsylvania Housing Finance Agency RB Series 2007-99-C AMT VRDN (JPMorgan Chase Bank N.A. SBPA), 0.09%, 10/01/13 (a)	3,000	3,000,000
Pennsylvania Intergovernmental Cooperation Authority Special Tax RB (Philadelphia Funding Program Project) Series 2009 MB, 5.00%, 6/15/14	605	624,702
Pennsylvania Intergovernmental Cooperation Authority Special Tax RB (Philadelphia Funding Project) Series 2010 MB, 5.00%, 6/15/14	680	702,372
Pennsylvania State Housing Financing Agency Mortgage RB PUTTERS Series 2013-4297 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.13%, 10/07/13 (a)(b)(c)	1,750	1,750,000
Pennsylvania State Turnpike Commission RB SPEARS (Motor License Fund Project) Series 2012B-1179 VRDN (Deutsche Bank A.G. SBPA), 0.12%, 10/07/13 (a)(b)(c)	3,675	3,675,000
Pennsylvania State University RB PUTTERS Series 2007-1971 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.08%, 10/07/13 (a)(b)(c)	630	630,000
Pennsylvania Turnpike Commission RB Municipal Trust Receipts Floaters Series 2010-3225 VRDN (Morgan Stanley SBPA), 0.57%, 10/07/13 (a)(b)(c)	1,600	1,600,000
Pennsylvania Turnpike Commission RB RBC Municipal Products, Inc. Trust Series 2011E-22 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.07%, 10/07/13 (a)(b)(c)	2,400	2,400,000
Pennsylvania Turnpike Commission RB Series 2001T MB, 5.50%, 12/01/13	1,775	1,790,454
Pennsylvania Turnpike Commission RB Series 2003A MB, 5.25%, 12/01/13	200	201,645
Pennsylvania Turnpike Commission RB Series 2003B MB:
5.00%, 12/01/13	410	413,260
5.25%, 12/01/13	125	126,008
5.50%, 12/01/13	3,065	3,091,857
Pennsylvania Turnpike Commission RB Series 2009 ROC-RR-II R-12259 VRDN (BHAC Insurance, Citibank N.A. Liquidity Facility), 0.07%, 10/01/13 (a)(b)(c)	15,900	15,900,000
Perkiomen Valley School District GO Series 2009 MB, 3.25%, 3/01/14	150	151,843
Peters Township School District Washington County GO Series 2003B MB, 5.00%, 12/01/13	300	302,348
Philadelphia Airport RB Series 2005A MB, 5.00%, 6/15/14	300	309,271
Philadelphia Airport RB Series 2011A MB, 5.00%, 6/15/14	700	721,973
Philadelphia Airport RB Series 2011B AMT MB, 4.00%, 6/15/14	600	614,710

See Notes to Financial Statements.

28	BLACKROCK FUNDS	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Philadelphia Authority IDRB (Gift of Life Donor Program Project) Series 2003 VRDN (TD Bank N.A. LOC), 0.07%, 10/07/13 (a)	$1,405	$1,405,000
Philadelphia Authority IDRB (Girard Estate Aramark Tower Acquisition Project) Series 2002 VRDN (JPMorgan Chase Bank N.A. LOC), 0.11%, 10/07/13 (a)	19,800	19,800,000
Philadelphia Authority IDRB (Girard Estate Facilities Leasing Project) Series 2001 VRDN (JPMorgan Chase Bank N.A. LOC), 0.11%, 10/07/13 (a)	3,300	3,300,000
Philadelphia Authority IDRB (Liberty Lutheran Services Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.09%, 10/07/13 (a)	4,815	4,815,000
Philadelphia Authority IDRB (Universal Community Homes Project) Series 2003 VRDN (Wells Fargo Bank N.A. LOC), 0.22%, 10/01/13 (a)	350	350,000
Philadelphia Gas Works RB Series 2009C VRDN (Barclays Bank PLC LOC), 0.06%, 10/07/13 (a)	5,200	5,200,000
Philadelphia Gas Works RB Series 2009D VRDN (Royal Bank of Canada LOC), 0.06%, 10/07/13 (a)	16,400	16,400,000
Philadelphia GO (Multi-Modal Project) Series 2009B VRDN (The Bank of New York Mellon Corp. LOC), 0.06%, 10/07/13 (a)	24,400	24,400,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2011 VRDN (Wells Fargo Bank N.A. SBPA), 0.06%, 10/01/13 (a)	1,800	1,800,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2005A VRDN (Wells Fargo Bank N.A. SBPA), 0.06%, 10/01/13 (a)	11,800	11,800,000
Philadelphia School District GO Series 2009C VRDN (TD Bank N.A. LOC), 0.07%, 10/07/13 (a)	5,280	5,280,000
Rose Tree Media School District GO Series 2013A, 1.00%, 2/01/14	125	125,303
Seneca Valley School District GO Series 2007A MB, 5.00%, 2/15/14	95	96,569
Seneca Valley School District GO Series 2008 MB, 5.00%, 7/01/14	100	103,406
South Western School District GO 2013 MB, 1.00%, 5/15/14	345	346,540
Southeastern Pennsylvania Transportation Authority RB (Capital Grants Receipt Project) Series 2011 MB, 5.00%, 6/01/14	800	823,645
Springfield School District Delaware County GO Series 2012B MB, 2.00%, 10/01/13	100	100,000
Spring-Ford Area School District GO Series 2012 MB, 1.25%, 3/01/14	150	150,467
Spring-Ford Area School District GO Series 2012A MB, 3.00%, 2/01/14	125	126,064

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
St. Mary Hospital Authority Bucks County RB (Catholic Health Initiatives Project) Series 2004B VRDN (Wells Fargo Bank N.A. SBPA), 0.06%, 10/07/13 (a)	$2,200	$2,200,000
Tredyffrin Easttown School District GO Series 2005 MB, 4.00%, 2/15/14	100	101,383
Union County Higher Educational Facilities Financing Authority RB (Bucknell University Project) Series 2013A MB, 2.00%, 4/01/14	100	100,859
University of Pittsburgh RB Series 2009A MB, 3.50%, 9/15/14	250	257,701
West Chester Area School District GO Series 2010 MB, 3.00%, 11/15/13	400	401,374
West Chester Area School District GO Series 2010AA MB, 2.25%, 3/15/14	120	121,043
West Chester Area School District GO Series 2013 MB, 2.00%, 10/01/13	560	560,000
West Perry School District GO Series 2013 MB, 2.00%, 5/15/14	80	80,788
West Perry School District GO Series 2013A MB, 2.00%, 5/15/14	295	297,906
Wilkes-Barre Area School District GO Series 2007 MB, 5.00%, 4/01/14	200	204,375
York County Hospital Authority RB (Homewood Retirement Centers of The United Church of Christ, Inc. Project) Series 1990 VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 10/07/13 (a)	380	380,000
York County IDRB (Allied-Signal, Inc. Project) Series 1993 VRDN, 0.12%, 10/07/13 (a)	1,000	1,000,000
York County IDRB (Interstate Holdings Co. Project) Series 2003 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.27%, 10/07/13 (a)	915	915,000
Total Municipal Bonds — 94.0%		286,009,300

Closed-End Investment Companies
Pennsylvania — 3.6%
Nuveen Pennsylvania Investment Quality Municipal Fund, Inc. Series 2012-2 VRDP (Royal Bank of Canada Liquidity Facility), 0.17%, 10/07/13 (a)(b)	6,000	6,000,000
Nuveen Pennsylvania Premium Income Municipal Fund, Inc. II Series 2012-2 VRDP (Royal Bank of Canada Liquidity Facility), 0.17%, 10/07/13 (a)(b)	5,000	5,000,000
Total Closed-End Investment Companies — 3.6%		11,000,000
Total Investments (Cost — $297,009,300*) — 97.6%		297,009,300
Other Assets Less Liabilities — 2.4%		7,297,867

Net Assets — 100.0%		$304,307,167

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2013	29

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Money Market Portfolio

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$297,009,300	—	$297,009,300

[1]	See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2013, cash of $178,613 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2013.

See Notes to Financial Statements.

30	BLACKROCK FUNDS	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Virginia Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia — 91.5%
Alexandria IDRB (Goodwin House Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.07%, 10/01/13 (a)	$700	$700,000
Alexandria IDRB (YMCA of Billings Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.12%, 10/07/13 (a)	515	515,000
Arlington County IDRB (Woodbury Park Project) Series 2005A VRDN (Freddie Mac Guaranty, Freddie Mac LOC), 0.07%, 10/07/13 (a)	700	700,000
Fairfax County Economic Development Authority Health Care Facilities RB (Capital Hospice Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.08%, 10/07/13 (a)	650	650,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2005A-1 VRDN (TD Bank N.A. SBPA), 0.06%, 10/07/13 (a)	700	700,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2005C-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.06%, 10/01/13 (a)	1,100	1,100,000
Fairfax County IDRB (Inova Health Systems Project) Series 2005A-2 VRDN, 0.07%, 10/07/13 (a)	400	400,000
Fauquier County GO (School Buildings Project) Series 2006 MB, 5.00%, 7/01/14	200	207,112
Hampton Redevelopment & Housing Authority RB (Township Apartments Project) Series 1998 VRDN (Fannie Mae Guaranty), 0.08%, 10/07/13 (a)	325	325,000
Hampton Roads Sanitation District RB Series 2011 VRDN, 0.05%, 10/07/13 (a)	300	300,000
Henrico County Economic Development Authority RB Series 2009B MB, 4.00%, 10/01/13	400	400,000
Henrico County GO (Public Improvement Project) Series 2006 MB, 4.00%, 12/01/13	100	100,599
Loudoun County GO (Public Improvement Project) Series 2004A MB, 5.25%, 5/01/14	305	314,015
Loudoun County IDA RB (Howard Hughes Medical Institute Project) Series 2003F VRDN, 0.07%, 10/07/13 (a)	600	600,000
Louisa County IDRB (Pooled Financing Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.17%, 10/07/13 (a)	300	300,000

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Peninsula Ports Authority of Virginia Coal Terminal RB (Dominion Terminal Associates Project) Series 1987A VRDN (U.S. Bank N.A. LOC), 0.06%, 10/01/13 (a)	$1,200	$1,200,000
Richmond IDA RB (Crow-Klein Project) Series 1987A Mandatory Put Bonds VRDN (Wells Fargo Bank N.A. LOC), 0.45%, 11/15/13 (a)	810	810,000
Stafford County & Staunton IDA RB (Vaco Commonwealth Loans Project) Series 2009A-1 VRDN (U.S. Bank N.A. LOC), 0.09%, 10/07/13 (a)	540	540,000
Virginia Beach Development Authority IDRB (Ocean Ranch Motel Corp. Project) Series 1998 VRDN (Branch Banking & Trust Co. LOC), 0.08%, 10/07/13 (a)	300	300,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program Project) Series 2006B VRDN (Wells Fargo Bank N.A. SBPA), 0.04%, 10/01/13 (a)	700	700,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Project) Series 2004A MB, 5.00%, 2/01/14	200	203,194
Virginia College Building Authority Educational Facilities RB (University of Richmond Project) Series 2006 VRDN (Wells Fargo Bank N.A. SBPA), 0.04%, 10/01/13 (a)	150	150,000
Virginia College Building Authority RB (21st Century College & Equipment Project) Barclays Municipal Trust Receipts Floater Series 2009-4B-REG D VRDN (Barclays Bank PLC SBPA), 0.14%, 10/07/13 (a)(b)(c)	2,000	2,000,000
Virginia Commonwealth Transportation Board RB (Capital Projects) Series 2012 MB, 4.00%, 5/15/14	200	204,685
Virginia Public School Authority RB (School Financing 1997 Resolution Project) Series 2005B MB, 5.25%, 8/01/14	300	312,533
Total Investments (Cost — $13,732,138*) — 91.5%		13,732,138
Other Assets Less Liabilities — 8.5%		1,272,305

Net Assets — 100.0%		$15,004,443

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2013	31

Schedule of Investments (concluded)	BlackRock Virginia Municipal Money Market Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$13,732,138	—	$13,732,138

[1]	See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2013, cash of $55,516 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2013.

See Notes to Financial Statements.

32	BLACKROCK FUNDS	SEPTEMBER 30, 2013

Statements of Assets and Liabilities

September 30, 2013 (Unaudited)	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio	BlackRock New Jersey Municipal Money Market Portfolio

Assets
Investments at value[1]	$1,540,385,893	$233,006,186	$110,297,157	$61,685,493
Repurchase agreements at value[2]	48,500,000	224,120,000	—	—
Cash	436	341	42,586	4,953,322
Investments sold receivable	—	—	—	1,000,000
Capital shares sold receivable	2,145,470	648	73	—
Interest receivable	569,894	119,809	165,293	71,260
Receivable from Manager	186,558	66,025	21,697	4,334
Prepaid expenses	71,240	28,171	27,260	7,132
Total assets	1,591,859,491	457,341,180	110,554,066	67,721,541

Liabilities
Investments purchased payable	—	—	909,494	—
Income dividends payable	24	17	4	1
Capital shares redeemed payable	717,206	777	—	—
Other affiliates payable	265,410	53,173	16,689	9,156
Investment advisory fees payable	202,804	146	366	—
Transfer agent fees payable	168,232	12,732	16,977	4,835
Printing fees payable	52,200	11,747	3,588	2,377
Professional fees payable	20,253	11,605	22,784	28,132
Custodian fees payable	13,491	8,436	1,106	429
Officer’s and Trustees’ fees payable	12,341	3,727	2,001	1,253
Other accrued expenses payable	2,957	4,300	856	—
Total liabilities	1,454,918	106,660	973,865	46,183
Net Assets	$1,590,404,573	$457,234,520	$109,580,201	$67,675,358

Net Assets Consist of
Paid-in capital	$1,590,371,174	$457,193,389	$109,584,671	$67,675,358
Undistributed net investment income	—	—	19	—
Accumulated net realized gain (loss)	33,399	41,131	(4,489)	—
Net Assets	$1,590,404,573	$457,234,520	$109,580,201	$67,675,358
[1] Investments at cost	$1,540,385,893	$233,006,186	$110,297,157	$61,685,493
[2] Repurchase agreements at cost	$48,500,000	$224,120,000	—	—

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2013	33

Statements of Assets and Liabilities (continued)

September 30, 2013 (Unaudited)	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio	BlackRock New Jersey Municipal Money Market Portfolio

Net Asset Value
Institutional
Net assets	$878,285,721	$167,200,254	$56,966,188	$26,895,577
Shares outstanding[3]	878,296,700	167,209,413	56,949,884	26,882,139
Net asset value	$1.00	$1.00	$1.00	$1.00
Service
Net assets	$370,245,629	$268,795,819	$51,401,670	$40,533,400
Shares outstanding[3]	370,250,257	268,810,543	51,386,977	40,513,151
Net asset value	$1.00	$1.00	$1.00	$1.00
Investor A
Net assets	$301,204,006	$21,238,447	$1,212,343	$246,381
Shares outstanding[3]	301,207,757	21,239,610	1,211,996	246,256
Net asset value	$1.00	$1.00	$1.00	$1.00
Investor B
Net assets	$3,049,805	—	—	—
Shares outstanding[3]	3,049,841	—	—	—
Net asset value	$1.00	—	—	—
Investor C
Net assets	$37,619,412	—	—	—
Shares outstanding[3]	37,619,876	—	—	—
Net asset value	$1.00	—	—	—

See Notes to Financial Statements.

34	BLACKROCK FUNDS	SEPTEMBER 30, 2013

Statements of Assets and Liabilities (concluded)

September 30, 2013 (Unaudited)	BlackRock North Carolina Municipal Money Market Portfolio	BlackRock Ohio Municipal Money Market Portfolio	BlackRock Pennsylvania Municipal Money Market Portfolio	BlackRock Virginia Municipal Money Market Portfolio

Assets
Investments at value[1]	$47,979,140	$60,046,865	$297,009,300	$13,732,138
Cash	1,756,770	4,076,659	178,613	55,516
Investments sold receivable	4,500,073	5,200,843	8,000,035	1,200,002
Interest receivable	124,491	81,735	424,879	27,169
Receivable from Manager	1,109	8,154	41,043	5,690
Prepaid expenses	6,460	5,799	14,935	7,177
Total assets	54,368,043	69,420,055	305,668,805	15,027,692

Liabilities
Investments purchased payable	—	—	1,212,815	—
Income dividends payable	1	2	9	1
Professional fees payable	26,790	20,006	19,590	16,816
Printing fees payable	2,243	2,485	11,392	1,346
Other affiliates payable	970	15,347	68,539	2,116
Officer’s and Trustees’ fees payable	1,274	1,345	4,232	1,008
Transfer agent fees payable	1,920	6,705	42,096	1,156
Investment advisory fees payable	—	—	393	—
Other accrued expenses payable	1,103	994	2,572	806
Total liabilities	34,301	46,884	1,361,638	23,249
Net Assets	$54,333,742	$69,373,171	$304,307,167	$15,004,443

Net Assets Consist of
Paid-in capital	$54,343,510	$69,374,591	$304,307,694	$15,002,623
Undistributed net investment income	—	—	68	—
Accumulated net realized gain (loss)	(9,768)	(1,420)	(595)	1,820
Net Assets	$54,333,742	$69,373,171	$304,307,167	$15,004,443
[1] Investments at cost	$47,979,140	$60,046,865	$297,009,300	$13,732,138

Net Asset Value
Institutional
Net assets	$54,128,492	$60,866,310	$288,103,830	$15,004,443
Shares outstanding[2]	54,133,630	60,831,723	288,051,585	14,984,264
Net asset value	$1.00	$1.00	$1.00	$1.00
Service
Net assets	$192,503	$8,393,375	$16,141,020	—
Shares outstanding[2]	192,521	8,388,605	16,138,093	—
Net asset value	$1.00	$1.00	$1.00	—
Investor A
Net assets	$12,747	$113,486	$62,317	—
Shares outstanding[2]	12,748	113,422	62,293	—
Net asset value	$1.00	$1.00	$1.00	—

[2]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2013	35

Statements of Operations

Six Months Ended September 30, 2013 (Unaudited)	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio	BlackRock New Jersey Municipal Money Market Portfolio

Investment Income
Income	$1,997,409	$180,519	$123,437	$50,370

Expenses
Investment advisory	3,474,633	1,103,716	321,220	111,301
Service and distribution — class specific	1,141,667	388,850	98,296	23,530
Transfer agent — class specific	1,096,430	280,958	104,046	27,530
Administration	518,498	183,278	53,537	18,550
Administration — class specific	185,738	61,317	17,845	6,184
Registration	48,359	18,240	21,268	4,433
Custodian	29,060	24,486	4,290	1,406
Officer and Trustees	26,998	8,418	4,267	2,209
Professional	21,315	16,868	20,703	19,612
Miscellaneous	58,446	21,134	11,802	7,723
Total expenses	6,601,144	2,107,265	657,274	222,478
Less fees waived by Manager	(2,180,193)	(1,097,482)	(299,306)	(104,267)
Less administration fees waived	—	(98,233)	(14,369)	(10,378)
Less administration fees waived — class specific	(185,738)	(61,317)	(17,845)	(6,184)
Less transfer agent fees waived — class specific	(24,105)	(1,449)	(525)	(94)
Less transfer agent fees reimbursed — class specific	(1,072,325)	(279,509)	(103,521)	(27,339)
Less service and distribution fees waived — class specific	(1,141,667)	(388,850)	(98,296)	(23,530)
Less expenses reimbursed by Manager	—	—	—	(324)
Total expenses after fees waived, reimbursed and paid indirectly	1,997,116	180,425	123,412	50,362
Net investment income	293	94	25	8

Realized Gain
Net realized gain from investments	19,825	18,717	427	—
Net Increase in Net Assets Resulting from Operations	$20,118	$18,811	$452	$8

See Notes to Financial Statements.

36	BLACKROCK FUNDS	SEPTEMBER 30, 2013

Statements of Operations (concluded)

Six Months Ended September 30, 2013 (Unaudited)	BlackRock North Carolina Municipal Money Market Portfolio	BlackRock Ohio Municipal Money Market Portfolio	BlackRock Pennsylvania Municipal Money Market Portfolio	BlackRock Virginia Municipal Money Market Portfolio

Investment Income
Income	$40,453	$46,548	$239,711	$11,112

Expenses
Investment advisory	137,856	142,200	710,849	38,222
Administration	22,976	23,700	118,475	6,370
Administration — class specific	7,659	7,900	39,481	2,123
Professional	20,577	18,985	20,213	19,240
Registration	4,493	3,890	11,382	5,077
Transfer agent — class specific	3,344	47,396	270,712	6,728
Officer and Trustees	2,442	2,371	6,968	1,701
Custodian	2,310	2,015	6,920	1,266
Service and distribution — class specific	193	10,984	19,490	—
Miscellaneous	6,815	7,420	14,573	5,183
Total expenses	208,665	266,861	1,219,063	85,910
Less fees waived by Manager	(136,226)	(136,651)	(646,604)	(38,222)
Less administration fees waived	(16,049)	(15,133)	(3,134)	(6,296)
Less administration fees waived — class specific	(7,659)	(7,900)	(39,481)	(2,123)
Less transfer agent fees waived — class specific	(129)	(148)	(643)	(51)
Less transfer agent fees reimbursed — class specific	(3,215)	(47,248)	(270,069)	(6,677)
Less service and distribution fees waived — class specific	(193)	(10,984)	(19,490)	—
Less expenses reimbursed by Manager	(4,754)	(2,261)	—	(21,432)
Total expenses after fees waived, reimbursed and paid indirectly	40,440	46,536	239,642	11,109
Net investment income	13	12	69	3

Realized Gain
Net realized gain from investments	13,103	—	—	1,820
Net Increase in Net Assets Resulting from Operations	$13,116	$12	$69	$1,823

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2013	37

Statements of Changes in Net Assets

	BlackRock Money Market Portfolio		BlackRock U.S. Treasury Money Market Portfolio		BlackRock Municipal Money Market Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013

Operations
Net investment income	$293	$514	$94	$120	$25	$44
Net realized gain	19,825	26,856	18,717	27,133	427	1,530
Net increase in net assets resulting from operations	20,118	27,370	18,811	27,253	452	1,574

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(148)	(264)[1]	(34)	(67)[1]	(12)	(39)[1]
Service	(70)	(125)[1]	(54)	(45)[1]	(13)	(26)[1]
Investor A	(68)	(113)[1]	(6)	(8)[1]	—	(1)[1]
Investor B	—	(2)[1]	—	—	—	—
Investor C	(7)	(10)[1]	—	—	—	—
Net realized gain:
Institutional	—	(16,422)[1]	—	(3,272)[1]	—	—
Service	—	(6,666)[1]	—	(2,027)[1]	—	—
Investor A	—	(6,857)[1]	—	(291)[1]	—	—
Investor B	—	(115)[1]	—	—	—	—
Investor C	—	(638)[1]	—	—	—	—
Decrease in net assets resulting from dividends and distributions to shareholders	(293)	(31,212)	(94)	(5,710)	(25)	(66)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	146,810,285	(14,189,685)	81,188,135	67,103,703	(78,225,166)	51,546,634

Net Assets
Total increase (decrease) in net assets	146,830,110	(14,193,527)	81,206,852	67,125,246	(78,224,739)	51,548,142
Beginning of period	1,443,574,463	1,457,767,990	376,027,668	308,902,422	187,804,940	136,256,798
End of period	$1,590,404,573	$1,443,574,463	$457,234,520	$376,027,668	$109,580,201	$187,804,940
Undistributed net investment income, end of period	$—	$—	$—	$—	$19	$19

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

38	BLACKROCK FUNDS	SEPTEMBER 30, 2013

Statements of Changes in Net Assets (continued)

	BlackRock New Jersey Municipal Money Market Portfolio		BlackRock North Carolina Municipal Money Market Portfolio		BlackRock Ohio Municipal Money Market Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013

Operations
Net investment income	$8	$16	$13	$19	$12	$21
Net realized gain (loss)	—	—	13,103	—	—	(1,420)
Net increase (decrease) in net assets resulting from operations	8	16	13,116	19	12	(1,399)

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(5)	(10)[1]	(13)	(19)[1]	(10)	(19)[1]
Service	(3)	(6)[1]	—	—	(2)	(2)[1]
Decrease in net assets resulting from dividends and distributions to shareholders	(8)	(16)	(13)	(19)	(12)	(21)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	19,058,534	(6,365,808)	(5,821,313)	15,839,394	7,762,025	(2,049,652)

Net Assets
Total increase (decrease) in net assets	19,058,534	(6,365,808)	(5,808,210)	15,839,394	7,762,025	(2,051,072)
Beginning of period	48,616,824	54,982,632	60,141,952	44,302,558	61,611,146	63,662,218
End of period	$67,675,358	$48,616,824	$54,333,742	$60,141,952	$69,373,171	$61,611,146

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2013	39

Statements of Changes in Net Assets (concluded)

	BlackRock Pennsylvania Municipal Money Market Portfolio		BlackRock Virginia Municipal Money Market Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013

Operations
Net investment income	$69	$106	$3	$84
Net realized gain (loss)	—	(595)	1,820	—
Net increase (decrease) in net assets resulting from operations	69	(489)	1,823	84

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(54)	(99)[1]	(3)	(84)[1]
Service	(3)	(7)[1]	—	—
Decrease in net assets resulting from dividends and distributions to shareholders	(57)	(106)	(3)	(84)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(7,870,544)	46,940,082	296,979	(7,588,214)

Net Assets
Total increase (decrease) in net assets	(7,870,532)	46,939,487	298,799	(7,588,214)
Beginning of period	312,177,699	265,238,212	14,705,644	22,293,858
End of period	$304,307,167	$312,177,699	$15,004,443	$14,705,644
Undistributed net investment income, end of period	$68	$56	$—	$—

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

40	BLACKROCK FUNDS	SEPTEMBER 30, 2013

Financial Highlights	BlackRock Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31,				Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2013	2012	2011	2010		2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0013	0.0090	0.0346
Net realized gain	—	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	—	—
Net increase from investment operations	0.0000	0.0000	0.0000	0.0001	0.0013	0.0090	0.0346
Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0001)[3]	(0.0013)[3]	(0.0090)[3]	(0.0346)[3]
Net realized gain	—	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	—	—
Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0013)	(0.0090)	(0.0346)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.01%	0.13%	0.90%[5]	3.52%

Ratios to Average Net Assets
Total expenses	0.68%[6]	0.70%	0.70%	0.71%	0.74%	0.75%[6]	0.56%
Total expenses after fees waived, reimbursed and paid indirectly	0.25%[6]	0.30%	0.27%	0.36%	0.41%	0.46%[6]	0.42%
Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.14%	1.79%[6]	3.57%

Supplemental Data
Net assets, end of period (000)	$878,286	$736,195	$790,645	$785,316	$433,778	$543,487	$595,728

	Service
	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31,				Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2013	2012	2011	2010		2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0003	0.0075	0.0318
Net realized gain	—	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	—	—
Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0003	0.0075	0.0318
Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0003)[3]	(0.0075)[3]	(0.0318)[3]
Net realized gain	—	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	—	—
Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0003)	(0.0075)	(0.0318)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.03%	0.75%[5]	3.23%

Ratios to Average Net Assets
Total expenses	0.96%[6]	0.94%	0.94%	0.96%	0.98%	0.97%[6]	0.81%
Total expenses after fees waived, reimbursed and paid indirectly	0.25%[6]	0.30%	0.27%	0.37%	0.52%	0.75%[6]	0.70%
Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.02%	1.40%[6]	3.16%

Supplemental Data
Net assets, end of period (000)	$370,246	$380,303	$332,427	$391,617	$365,358	$514,764	$454,585

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns assume the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2013	41

Financial Highlights (continued)	BlackRock Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31,				Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2013	2012	2011	2010		2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0003	0.0071	0.0312
Net realized gain	—	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	—	—
Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0003	0.0071	0.0312
Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0003)[3]	(0.0071)[3]	(0.0312)[3]
Net realized gain	—	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	—	—
Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0003)	(0.0071)	(0.0312)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.03%	0.71%[5]	3.16%

Ratios to Average Net Assets
Total expenses	0.89%[6]	0.91%	0.89%	0.91%	0.93%	0.94%[6]	0.87%
Total expenses after fees waived,reimbursed and paid indirectly	0.25%[6]	0.30%	0.27%	0.37%	0.53%	0.83%[6]	0.76%
Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.02%	1.41%[6]	3.07%

Supplemental Data
Net assets, end of period (000)	$301,204	$296,089	$299,205	$314,811	$358,698	$510,950	$461,079

	Investor A
	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31,				Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2013	2012	2011	2010		2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0002	0.0044	0.0250
Net realized gain	—	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	—	—
Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0002	0.0044	0.0250
Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0002)[3]	(0.0044)[3]	(0.0250)[3]
Net realized gain	—	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	—	—
Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0002)	(0.0044)	(0.0250)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.03%	0.44%[5]	2.53%

Ratios to Average Net Assets
Total expenses	1.75%[6]	1.70%	1.71%	1.75%	1.81%	1.80%[6]	1.77%
Total expenses after fees waived,reimbursed and paid indirectly	0.25%[6]	0.30%	0.27%	0.37%	0.55%	1.37%[6]	1.39%
Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.02%	0.86%[6]	2.40%

Supplemental Data
Net assets, end of period (000)	$3,050	$4,577	$6,306	$7,207	$11,528	$23,467	$15,835

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns assume the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

42	BLACKROCK FUNDS	SEPTEMBER 30, 2013

Financial Highlights (concluded)	BlackRock Money Market Portfolio

	Investor C
	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31,				Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2013	2012	2011	2010		2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0004	0.0044	0.0250
Net realized gain	—	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	—	—
Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0004	0.0044	0.0250
Dividends and distributions from:
Net investment income	(0.0000)[3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0004)[2,3]	(0.0044)[2]	(0.0250)[2]
Net realized gain	—	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	—	—
Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0004)	(0.0044)	(0.0250)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.04%	0.45%[5]	2.53%

Ratios to Average Net Assets
Total expenses	1.58%[6]	1.60%	1.62%	1.68%	1.75%	1.72%[6]	1.66%
Total expenses after fees waived,reimbursed and paid indirectly	0.25%[6]	0.30%	0.27%	0.38%	0.55%	1.35%[6]	1.42%
Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.04%	0.88%[6]	2.15%

Supplemental Data
Net assets, end of period (000)	$37,619	$26,411	$29,185	$23,683	$19,016	$48,162	$25,356

[1]	Amount is less than $0.00005 per share.

[2]	Dividends and distributions are determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, total investment returns assume the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2013	43

Financial Highlights	BlackRock U.S. Treasury Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31,				Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2013	2012	2011	2010		2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0007	0.0234
Net realized gain	—	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	—	—
Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0001	0.0007	0.0234
Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0001)[3]	(0.0007)[3]	(0.0234)[3]
Net realized gain	—	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	—	—
Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0007)	(0.0234)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.01%	0.07%[5]	2.37%

Ratios to Average Net Assets
Total expenses	0.74%[6]	0.75%	0.74%	0.74%	0.75%	0.79%[6]	0.59%
Total expenses after fees waived, reimbursed and paid indirectly	0.08%[6]	0.15%	0.09%	0.20%	0.21%	0.42%[6]	0.41%
Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.15%[6]	2.26%

Supplemental Data
Net assets, end of period (000)	$167,200	$170,058	$189,361	$133,623	$188,346	$228,457	$382,033

	Service
	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31,				Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2013	2012	2011	2010		2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0004	0.0206
Net realized gain	—	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	—	—
Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0001	0.0004	0.0206
Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0001)[3]	(0.0004)[3]	(0.0206)[3]
Net realized gain	—	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	—	—
Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0004)	(0.0206)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.01%	0.04%[5]	2.08%

Ratios to Average Net Assets
Total expenses	0.93%[6]	0.97%	0.95%	0.95%	0.95%	0.98%[6]	0.84%
Total expenses after fees waived, reimbursed and paid indirectly	0.07%[6]	0.15%	0.09%	0.20%	0.22%	0.48%[6]	0.69%
Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.08%[6]	2.08%

Supplemental Data
Net assets, end of period (000)	$268,796	$170,806	$99,022	$118,827	$149,629	$213,402	$289,805

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns assume the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

44	BLACKROCK FUNDS	SEPTEMBER 30, 2013

Financial Highlights (concluded)	BlackRock U.S. Treasury Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31,				Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2013	2012	2011	2010		2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0004	0.0206
Net realized gain	—	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	—	—
Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0001	0.0004	0.0206
Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0001)[3]	(0.0004)[3]	(0.0206)[3]
Net realized gain	—	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	—	—
Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0004)	(0.0206)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.01%	0.04%[5]	2.08%

Ratios to Average Net Assets
Total expenses	0.91%[6]	0.92%	0.89%	0.86%	0.87%	0.89%[6]	0.85%
Total expenses after fees waived, reimbursed and paid indirectly	0.08%[6]	0.15%	0.10%	0.20%	0.21%	0.48%[6]	0.69%
Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.08%[6]	1.86%

Supplemental Data
Net assets, end of period (000)	$21,238	$35,163	$20,520	$104,971	$92,759	$103,762	$123,316

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns assume the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2013	45

Financial Highlights	BlackRock Municipal Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31,				Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2013	2012	2011	2010		2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0002	0.0011	0.0050	0.0234
Dividends from net investment income	(0.0000)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0002)[3]	(0.0011)[3]	(0.0050)[3]	(0.0234)[3]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.02%	0.11%	0.50%[5]	2.36%

Ratios to Average Net Assets
Total expenses	0.82%[6]	0.79%	0.81%	0.80%	0.79%	0.82%[6]	0.60%
Total expenses after fees waived, reimbursed and paid indirectly	0.17%[6]	0.22%	0.22%	0.39%	0.43%	0.47%[6]	0.42%
Net investment income	0.00%[6]	0.00%	0.00%	0.02%	0.12%	0.95%[6]	2.26%

Supplemental Data
Net assets, end of period (000)	$56,966	$74,086	$78,590	$62,845	$67,046	$101,246	$92,663

	Service
	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31,				Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2013	2012	2011	2010		2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0002	0.0035	0.0206
Dividends and distributions from net investment income	(0.0000)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0002)[3]	(0.0035)[3]	(0.0206)[3]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.02%	0.35%[5]	2.08%

Ratios to Average Net Assets
Total expenses	1.00%[6]	1.03%	1.06%	1.06%	1.02%	1.00%[6]	0.86%
Total expenses after fees waived, reimbursed and paid indirectly	0.17%[6]	0.22%	0.20%	0.42%	0.51%	0.77%[6]	0.70%
Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.02%	0.78%[6]	2.06%

Supplemental Data
Net assets, end of period (000)	$51,402	$111,132	$56,951	$34,991	$50,013	$47,592	$81,843

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns assume the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

46	BLACKROCK FUNDS	SEPTEMBER 30, 2013

Financial Highlights (concluded)	BlackRock Municipal Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31,				Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2013	2012	2011	2010		2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0003	0.0035	0.0205
Dividends from net investment income	(0.0000)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0003)[3]	(0.0035)[3]	(0.0205)[3]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.03%	0.35%[5]	2.07%

Ratios to Average Net Assets
Total expenses	1.01%[6]	0.99%	0.97%	0.94%	0.92%	0.94%[6]	0.86%
Total expenses after fees waived, reimbursed and paid indirectly	0.18%[6]	0.21%	0.25%	0.41%	0.51%	0.77%[6]	0.71%
Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.03%	0.76%[6]	2.02%

Supplemental Data
Net assets, end of period (000)	$1,212	$2,588	$715	$2,611	$3,443	$5,301	$7,004

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns assume the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2013	47

Financial Highlights	BlackRock New Jersey Municipal Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31,				Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2013	2012	2011	2010		2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0003	0.0022	0.0058	0.0228
Net realized gain	—	—	0.0000 [1]	0.0000 [1]	0.0000 [1]	—	—
Net increase from investment operations	0.0000	0.0000	0.0000	0.0003	0.0022	0.0058	0.0228
Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0003)[3]	(0.0022)[3]	(0.0058)[3]	(0.0228)[3]
Net realized gain	—	—	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	—	—
Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0003)	(0.0022)	(0.0058)	(0.0228)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.03%	0.22%	0.59%[5]	2.30%

Ratios to Average Net Assets
Total expenses	0.84%[6]	0.85%	0.85%	0.80%	0.79%	0.82%[6]	0.61%
Total expenses after fees waived, reimbursed and paid indirectly	0.21%[6]	0.26%	0.27%	0.39%	0.41%	0.43%[6]	0.39%
Net investment income	0.00%[6]	0.00%	0.00%	0.02%	0.24%	1.15%[6]	2.30%

Supplemental Data

	Service
	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31,				Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2013	2012	2011	2010		2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0005	0.0044	0.0200
Net realized gain	—	—	0.0000 [1]	0.0000 [1]	0.0000 [1]	—	—
Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0005	0.0044	0.02
Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0005)[3]	(0.0044)[3]	(0.0200)[3]
Net realized gain	—	—	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	—	—
Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0005)	(0.0044)	(0.0200)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.05%	0.44%[5]	2.02%

Ratios to Average Net Assets
Total expenses	1.00%[6]	1.00%	1.05%	1.02%	1.04%	1.06%[6]	0.86%
Total expenses after fees waived, reimbursed and paid indirectly	0.20%[6]	0.25%	0.28%	0.42%	0.59%	0.73%[6]	0.67%
Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.05%	0.89%[6]	2.07%

Supplemental Data
Net assets, end of period (000)	$40,533	$16,025	$12,895	$15,935	$19,373	$23,791	$25,401

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns assume the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

48	BLACKROCK FUNDS	SEPTEMBER 30, 2013

Financial Highlights (concluded)	BlackRock New Jersey Municipal Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31,				Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2013	2012	2011	2010		2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0006	0.0045	0.0200
Net realized gain	—	—	0.0000 [1]	0.0000 [1]	0.0000 [1]	—	—
Net increase from investment operations	0.0000	0.0000	0.0000	0.0001	0.0006	0.0045	0.0200
Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0001)[3]	(0.0006)[3]	(0.0045)[3]	(0.0200)[3]
Net realized gain	—	—	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	—	—
Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0006)	(0.0045)	(0.0200)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.01%	0.06%	0.45%[5]	2.02%

Ratios to Average Net Assets
Total expenses	1.10%[6]	1.32%	0.94%	0.90%	0.92%	0.93%[6]	0.86%
Total expenses after fees waived, reimbursed and paid indirectly	0.21%[6]	0.25%	0.38%	0.41%	0.59%	0.69%[6]	0.67%
Net investment income	0.00%[6]	0.00%	0.01%	0.01%	0.06%	0.92%[6]	1.96%

Supplemental Data
Net assets, end of period (000)	$246	$247	$122	$11,318	$15,025	$23,381	$27,216

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns assume the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2013	49

Financial Highlights	BlackRock North Carolina Municipal Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31,				Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2013	2012	2011	2010		2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0009	0.0052	0.0234
Dividends from net investment income	(0.0000)[3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0001)[2]	(0.0009)[2]	(0.0052)[2]	(0.0234)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.01%	0.09%	0.52%[5]	2.37%

Ratios to Average Net Assets
Total expenses	0.68%[6]	0.70%	0.76%	0.69%	0.73%	0.77%[6]	0.67%
Total expenses after fees waived, reimbursed and paid indirectly	0.13%[6]	0.19%	0.15%	0.29%	0.30%	0.34%[6]	0.30%
Net investment income	0.00%[6]	0.00%	0.00%	0.01%	0.10%	0.98%[6]	2.31%

Supplemental Data
Net assets, end of period (000)	$54,128	$60,078	$44,159	$46,622	$74,251	$79,880	$60,404

	Service
	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31,				Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2013	2012	2011	2010		2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0003	0.0037	0.0207
Dividends from net investment income	(0.0000)[3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0003)[2]	(0.0037)[2]	(0.0207)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.03%	0.37%[5]	2.08%

Ratios to Average Net Assets
Total expenses	1.12%[6]	1.10%	1.15%	1.21%	0.98%	1.01%[6]	0.92%
Total expenses after fees waived, reimbursed and paid indirectly	0.13%[6]	0.20%	0.19%	0.30%	0.41%	0.63%[6]	0.58%
Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.06%	0.75%[6]	2.09%

Supplemental Data
Net assets, end of period (000)	$193	$30	$65	$138	$165	$3,172	$3,156

1	Amount is less than $0.00005 per share.

2	Dividends and distributions are determined in accordance with federal income tax regulations.

3	Amount is greater than $(0.00005) per share.

4	Where applicable, total investment returns assume the reinvestment of dividends and distributions.

5	Aggregate total investment return.

6	Annualized.

See Notes to Financial Statements.

50	BLACKROCK FUNDS	SEPTEMBER 30, 2013

Financial Highlights (concluded)	BlackRock North Carolina Municipal Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31,				Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2013	2012	2011	2010		2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0032	0.0190
Dividends from net investment income	(0.0000)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0001)[3]	(0.0032)[3]	(0.0190)[3]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.01%	0.32%[5]	1.92%

Ratios to Average Net Assets
Total expenses	1.61%[6]	1.35%	1.23%	1.10%	1.12%	1.18%[6]	1.08%
Total expenses after fees waived, reimbursed and paid indirectly	0.14%[6]	0.20%	0.15%	0.30%	0.39%	0.73%[6]	0.74%
Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.01%	0.61%[6]	1.98%

Supplemental Data
Net assets, end of period (000)	$13	$34	$78	$90	$106	$168	$155

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns assume the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2013	51

Financial Highlights	BlackRock Ohio Municipal Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31,				Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2013	2012	2011	2010		2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0003	0.0029	0.0071	0.0245
Net realized gain	—	—	—	0.0000 [1]	0.0000 [1]	—	—
Net increase from investment operations	0.0000	0.0000	0.0000	0.0003	0.0029	0.0071	0.0245
Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0003)[3]	(0.0029)[3]	(0.0071)[3]	(0.0245)[3]
Net realized gain	—	—	—	(0.0000)[2,3]	(0.0000)[2,3]	—	—
Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0003)	(0.0029)	(0.0071)	(0.0245)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.03%	0.29%	0.72%[5]	2.48%

Ratios to Average Net Assets
Total expenses	0.81%[6]	0.79%	0.74%	0.74%	0.75%	0.73%[6]	0.62%
Total expenses after fees waived, reimbursed and paid indirectly	0.15%[6]	0.21%	0.18%	0.37%	0.41%	0.42%[6]	0.39%
Net investment income	0.00%[6]	0.00%	0.00%	0.03%	0.29%	1.37%[6]	2.41%

Supplemental Data
Net assets, end of period (000)	$60,866	$52,178	$59,034	$88,491	$149,659	$179,038	$137,274

	Service
	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31,				Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2013	2012	2011	2010		2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0009	0.0058	0.0217
Net realized gain	—	—	—	0.0000 [1]	0.0000 [1]	—	—
Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0009	0.0058	0.0217
Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0009)[3]	(0.0058)[3]	(0.0217)[3]
Net realized gain	—	—	—	(0.0000)[2,3]	(0.0000)[2,3]	—	—
Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0009)	(0.0058)	(0.0217)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.09%	0.57%[5]	2.20%

Ratios to Average Net Assets
Total expenses	1.08%[6]	1.04%	1.04%	0.97%	1.02%	0.99%[6]	0.87%
Total expenses after fees waived, reimbursed and paid indirectly	0.15%[6]	0.20%	0.19%	0.40%	0.62%	0.71%[6]	0.67%
Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.10%	1.33%[6]	2.11%

Supplemental Data
Net assets, end of period (000)	$8,393	$9,428	$4,623	$4,156	$4,591	$14,636	$26,403

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns assume the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

52	BLACKROCK FUNDS	SEPTEMBER 30, 2013

Financial Highlights (concluded)	BlackRock Ohio Municipal Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31,				Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2013	2012	2011	2010		2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0011	0.0057	0.0217
Net realized gain	—	—	—	0.0000 [1]	0.0000 [1]	—	—
Net increase from investment operations	0.0000	0.0000	0.0000	0.0001	0.0011	0.0057	0.0217
Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0001)[3]	(0.0011)[3]	(0.0057)[3]	(0.0217)[3]
Net realized gain	—	—	—	(0.0000)[2,3]	(0.0000)[2,3]	—	—
Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0011)	(0.0057)	(0.0217)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.01%	0.11%	0.58%[5]	2.20%

Ratios to Average Net Assets
Total expenses	1.65%[6]	4.70%	0.91%	0.88%	0.88%	0.90%[6]	0.87%
Total expenses after fees waived, reimbursed and paid indirectly	0.11%[6]	0.20%	0.26%	0.40%	0.60%	0.70%[6]	0.67%
Net investment income	0.00%[6]	0.00%	0.00%	0.02%	0.12%	1.29%[6]	2.13%

Supplemental Data
Net assets, end of period (000)	$113	$5	$5	$5,388	$13,318	$24,902	$41,209

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns assume the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2013	53

Financial Highlights	BlackRock Pennsylvania Municipal Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31,				Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2013	2012	2011	2010		2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0005	0.0047	0.0222
Net realized gain	—	—	0.0000 [1]	—	0.0000 [1]	—	—
Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0005	0.0047	0.0222
Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0005)[3]	(0.0047)[3]	(0.0222)[3]
Net realized gain	—	—	(0.0000)[2,3]	—	(0.0000)[2,3]	—	—
Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0005)	(0.0047)	(0.0222)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.06%	0.48%[5]	2.24%

Ratios to Average Net Assets
Total expenses	0.75%[6]	0.72%	0.74%	0.73%	0.75%	0.75%[6]	0.58%
Total expenses after fees waived,reimbursed and paid indirectly	0.15%[6]	0.20%	0.19%	0.31%	0.39%	0.46%[6]	0.42%
Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.07%	0.93%[6]	2.21%

Supplemental Data
Net assets, end of period (000)	$288,104	$294,800	$248,836	$287,394	$332,387	$589,724	$535,882

	Service
	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31,				Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2013	2012	2011	2010		2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0033	0.0194
Net realized gain	—	—	0.0000 [1]	—	0.0000 [1]	—	—
Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0000	0.0033	0.0194
Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0033)[3]	(0.0194)[3]
Net realized gain	—	—	(0.0000)[2,3]	—	(0.0000)[2,3]	—	—
Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0033)	(0.0194)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.33%[5]	1.96%

Ratios to Average Net Assets
Total expenses	1.14%[6]	0.98%	0.96%	0.90%	0.91%	0.92%[6]	0.83%
Total expenses after fees waived, reimbursed and paid indirectly	0.15%[6]	0.19%	0.21%	0.31%	0.46%	0.74%[6]	0.70%
Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.69%[6]	1.94%

Supplemental Data
Net assets, end of period (000)	$16,141	$17,315	$16,333	$30,649	$27,166	$52,127	$52,654

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns assume the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

54	BLACKROCK FUNDS	SEPTEMBER 30, 2013

Financial Highlights (concluded)	BlackRock Pennsylvania Municipal Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31,				Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2013	2012	2011	2010		2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0035	0.0194
Net realized gain	—	—	0.0000 [1]	—	0.0000 [1]	—	—
Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0001	0.0035	0.0194
Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0001)[3]	(0.0035)[3]	(0.0194)[3]
Net realized gain	—	—	(0.0000)[2,3]	—	(0.0000)[2,3]	—	—
Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0035)	(0.0194)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.01%	0.35%[5]	1.96%

Ratios to Average Net Assets
Total expenses	1.42%[6]	1.34%	0.85%	0.84%	0.85%	0.86%[6]	0.83%
Total expenses after fees waived, reimbursed and paid indirectly	0.15%[6]	0.22%	0.27%	0.31%	0.44%	0.71%[6]	0.70%
Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.01%	0.72%[6]	1.68%

Supplemental Data
Net assets, end of period (000)	$62	$63	$69	$17,434	$22,109	$34,483	$36,708

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns assume the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2013	55

Financial Highlights	BlackRock Virginia Municipal Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31,				Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2013	2012	2011	2010		2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0002	0.0011	0.0041	0.0228
Net realized gain	—	—	—	0.0000 [1]	0.0000 [1]	—	—
Net increase from investment operations	0.0000	0.0000	0.0000	0.0002	0.0011	0.0041	0.0228
Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0002)[3]	(0.0011)[3]	(0.0041)[3]	(0.0228)[3]
Net realized gain	—	—	—	(0.0000)[2,3]	(0.0000)[2,3]	—	—
Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0002)	(0.0011)	(0.0041)	(0.0228)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.02%	0.12%	0.42%[5]	2.31%

Ratios to Average Net Assets
Total expenses	1.01%[6]	0.94%	0.85%	0.81%	0.80%	0.79%[6]	0.65%
Total expenses after fees waived, reimbursed and paid indirectly	0.13%[6]	0.20%	0.18%	0.29%	0.32%	0.35%[6]	0.30%
Net investment income	0.00%[6]	0.00%	0.00%	0.02%	0.13%	0.92%[6]	2.30%

Supplemental Data
Net assets, end of period (000)	$15,004	$14,706	$22,294	$28,370	$42,326	$75,817	$90,845

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns assume the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

56	BLACKROCK FUNDS	SEPTEMBER 30, 2013

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massa-chusetts business trust. BlackRock Money Market Portfolio (“Money Market”), BlackRock U.S. Treasury Money Market Portfolio (“U.S. Treasury”), BlackRock Municipal Money Market Portfolio (“Municipal”), BlackRock New Jersey Municipal Money Market Portfolio (“New Jersey Municipal”), BlackRock North Carolina Municipal Money Market Portfolio (“North Carolina Municipal”), BlackRock Ohio Municipal Money Market Portfolio (“Ohio Municipal”), BlackRock Pennsylvania Municipal Money Market Portfolio (“Pennsylvania Municipal”) and BlackRock Virginia Municipal Money Market Portfolio (“Virginia Municipal”) (collectively, the “Funds” or individually, a “Fund”) are each a series of the Trust. Each of the Funds, except Money Market, U.S. Treasury and Municipal, is classified as non-diversified. Each Fund may offer Institutional, Service, Investor A, Investor B and Investor C Shares. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service, Investor A, Investor B and Investor C Shares bear certain expenses related to the shareholder servicing of such shares and Investor B and Investor C Shares also bear certain expenses related to the distribution of such shares. Under certain circumstances Investor B Shares automatically convert to Investor A Shares after approximately seven, eight or ten years. Investor B and Investor C Shares are only available for exchange from Investor B or Investor C shares, respectively, of non-money market funds advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US federal tax returns remains open for each of the four years ended March 31, 2013. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses pro rated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Repurchase Agreements: The Funds may enter into repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Master Repurchase Agreements (MRA) permit each Fund, under certain circumstances including an event of default (such as bankruptcy or

BLACKROCK FUNDS	SEPTEMBER 30, 2013	57

Notes to Financial Statements (continued)

insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the

MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price to be received by each Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund recognizes a liability with respect to such excess collateral to reflect each Fund’s obligation under bankruptcy law to return the excess to the counterparty.

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 billion	0.450%
$1 billion - $2 billion	0.400%
$2 billion - $3 billion	0.375%
Greater than $3 billion	0.350%

The Trust, on behalf of each Fund, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fee	Distribution Fee
Service	0.25%	—
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Service, Investor A, Investor B and Investor C shareholders.

For the six months ended September 30, 2013, the following table shows the class specific service and distribution fees borne directly by each class of each Fund:

	Service	Investor A	Investor B	Investor C	Total
Money Market	$480,966	$463,301	$18,753	$178,647	$1,141,667
U.S. Treasury	$342,968	$45,882	—	—	$388,850
Municipal	$96,104	$2,192	—	—	$98,296
New Jersey Municipal	$23,221	$309	—	—	$23,530
North Carolina Municipal.	$160	$33	—	—	$193
Ohio Municipal	$10,943	$41	—	—	$10,984
Pennsylvania Municipal	$19,411	$79	—	—	$19,490

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six

58	BLACKROCK FUNDS	SEPTEMBER 30, 2013

Notes to Financial Statements (continued)

months ended September 30, 2013, the Funds paid the following to affiliates in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Service	Investor A	Total
Money Market	$566,302	$310,067	$36,767	$913,136
U.S. Treasury	$126,545	$129,008	$3,872	$259,425
Municipal	$54,823	$41,764	$—	$96,587
New Jersey Municipal	$21,172	$4,152	$—	$25,324
North Carolina Municipal	$2,806	$59	$—	$2,865
Ohio Municipal	$37,401	$6,861	$—	$44,262
Pennsylvania Municipal	$226,509	$12,147	$—	$238,656
Virginia Municipal	$5,083	$—	$—	$5,083

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended September 30, 2013, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$1,785	$1,797	$19,270	$434	$819	$24,105
U.S. Treasury	$411	$425	$613	—	—	$1,449
Municipal	$173	$160	$192	—	—	$525
New Jersey Municipal	$62	$97	$32	—	—	$191
North Carolina Municipal	$109	$4	$16	—	—	$129
Ohio Municipal	$99	$32	$17	—	—	$148
Pennsylvania Municipal	$554	$59	$30	—	—	$643
Virginia Municipal	$51	—	—	—	—	$51

For the six months ended September 30, 2013, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$584,541	$318,122	$182,808	$3,778	$7,181	$1,096,430
U.S. Treasury	$137,701	$130,397	$12,860	—	—	$280,958
Municipal	$59,077	$43,870	$1,099	—	—	$104,046
New Jersey Municipal	$22,468	$4,864	$198	—	—	$27,530
North Carolina Municipal	$3,129	$123	$92	—	—	$3,344
Ohio Municipal	$39,632	$7,646	$118	—	—	$47,396
Pennsylvania Municipal	$247,313	$23,217	$182	—	—	$270,712
Virginia Municipal	$6,728	—	—	—	—	$6,728

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) and the Manager act as co-administrators for the Funds. For these services, the co-administrators receive an administration fee computed daily and payable monthly to each administrator pursuant to separate fee arrangements, based on a percentage of the average daily net assets of each Fund. The combined administration fee, which is shown as administration in the Statements of Operations, is paid at the following annual rates:

Average Daily Net Assets	Administration Fee
First $500 Million	0.075%
$500 Million - $1 Billion	0.065%
Greater than $1 Billion	0.055%

In addition, each of the share classes is charged an administration fee, which is shown as administration — class specific in the Statements of Operations, based on the following percentages of average daily net assets of each respective class:

Average Daily Net Assets	Administration Fee — Class Specific
First $500 Million	0.025%
$500 Million - $1 Billion	0.015%
Greater than $1 Billion	0.005%

BLACKROCK FUNDS	SEPTEMBER 30, 2013	59

Notes to Financial Statements (continued)

For the six months ended September 30, 2013, the Funds paid the following to the Manager in return for these services, which are included in administration, administration — class specific, in the Statements of Operations:

Money Market	$480,493
U.S. Treasury	$72,029
Municipal	$34,847
New Jersey Municipal	$6,183
North Carolina Municipal	$4,644
Ohio Municipal	$6,235
Pennsylvania Municipal	$106,690

For the six months ended September 30, 2013, the following table shows the class specific administration fees borne directly by each class of each Fund:

	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$86,349	$48,097	$46,348	$470	$4,474	$185,738
U.S. Treasury	$22,432	$34,297	$4,588	—	—	$61,317
Municipal	$8,016	$9,610	$219	—	—	$17,845
New Jersey Municipal	$3,831	$2,322	$31	—	—	$6,184
North Carolina Municipal	$7,640	$16	$3	—	—	$7,659
Ohio Municipal	$6,802	$1,094	$4	—	—	$7,900
Pennsylvania Municipal	$37,533	$1,941	$7	—	—	$39,481
Virginia Municipal	$2,123	—	—	—	—	$2,123

BNYMIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class which are included in administration fees waived and administration fees waived — class specific in the Statements of Operations.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, income tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’ business. The expense limitations as a percentage of average daily net assets are as follows:

	Money Market	U.S. Treasury	Municipal	New Jersey Municipal
	Contractual[1]	Contractual[1]	Contractual[1]	Contractual[1]
Institutional	0.42%	0.41%	0.42%	0.39%
Service	0.72%	0.71%	0.72%	0.69%
Investor A	0.89%	0.88%	0.89%	0.96%
Investor B	1.49%	N/A	N/A	N/A
Investor C	1.49%	N/A	N/A	N/A

	North Carolina Municipal	Ohio Municipal	Pennsylvania Municipal	Virginia Municipal
	Contractual[1]	Contractual[1]	Contractual[1]	Contractual[1]
Institutional	0.30%	0.39%	0.42%	0.30%
Service	0.60%	0.69%	0.72%	0.60%[2]
Investor A	0.87%	0.96%	0.99%	0.87%[2]
Investor B	N/A	N/A	N/A	N/A
Investor C	N/A	N/A	N/A	N/A

[1]	The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to August 1, 2014 unless approved by the Board, including a majority of the Independent Trustees.

[2]	Fund currently active but no assets in share class.

In addition, the Manager and BRIL voluntarily agreed to waive management, service and distribution fees and reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. The Manager and BRIL may discontinue the waiver or reimbursement at any time.

These amounts waived or reimbursed are included in fees waived by Manager, and shown as administration fees waived — class specific, service and distribution fees waived — class specific, transfer agent fees waived — class specific, transfer agent fees reimbursed — class specific and expenses reimbursed by Manager, respectively, in the Statements of Operations. For the six months ended September 30, 2013, the amounts included

60	BLACKROCK FUNDS	SEPTEMBER 30, 2013

Notes to Financial Statements (continued)

in fees waived by Manager were as follows:

Administration Fees Waived
	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$86,349	$48,097	$46,348	$470	$4,474	$185,738
U.S. Treasury	$22,432	$34,297	$4,588	—	—	$61,317
Municipal	$8,016	$9,610	$219	—	—	$17,845
New Jersey Municipal	$3,831	$2,322	$31	—	—	$6,184
North Carolina Municipal	$7,640	$16	$3	—	—	$7,659
Ohio Municipal	$6,802	$1,094	$4	—	—	$7,900
Pennsylvania Municipal	$37,533	$1,941	$7	—	—	$39,481
Virginia Municipal	$2,123	—	—	—	—	$2,123

Service and Distribution Fees Waived
	Service	Investor A	Investor B	Investor C	Total
Money Market	$480,967	$463,301	$18,753	$178,646	$1,141,667
U.S. Treasury	$342,968	$45,882	—	—	$388,850
Municipal	$96,104	$2,192	—	—	$98,296
New Jersey Municipal	$23,221	$309	—	—	$23,530
North Carolina Municipal	$160	$33	—	—	$193
Ohio Municipal	$10,944	$40	—	—	$10,984
Pennsylvania Municipal	$19,411	$79	—	—	$19,490

Transfer Agent Fees Waived
	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$1,785	$1,797	$19,270	$434	$819	$24,105
U.S. Treasury	$411	$425	$613	—	—	$1,449
Municipal	$173	$160	$192	—	—	$525
New Jersey Municipal	$62	—	$32	—	—	$94
North Carolina Municipal	$112	$1	$16	—	—	$129
Ohio Municipal	$100	$31	$17	—	—	$148
Pennsylvania Municipal	$554	$59	$30	—	—	$643
Virginia Municipal	$51	—	—	—	—	$51

Transfer Agent Fees Reimbursed
	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$582,755	$316,325	$163,538	$3,345	$6,362	$1,072,325
U.S. Treasury	$137,289	$129,972	$12,248	—	—	$279,509
Municipal	$58,906	$43,711	$904	—	—	$103,521
New Jersey Municipal	$22,406	$4,767	$166	—	—	$27,339
North Carolina Municipal	$3,020	$119	$76	—	—	$3,215
Ohio Municipal	$39,534	$7,613	$101	—	—	$47,248
Pennsylvania Municipal	$246,759	$23,158	$152	—	—	$270,069
Virginia Municipal	$6,677	—	—	—	—	$6,677

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

On September 30, 2013, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense

BLACKROCK FUNDS	SEPTEMBER 30, 2013	61

Notes to Financial Statements (continued)

limitation agreement are as follows:

	Expiring March 31,
	2014	2015	2016
Money Market
Fund Level	$1,538,856	$1,526,406	$791,857
Institutional	$1,420,318	$1,278,930	$670,890
U.S. Treasury
Fund Level	$569,203	$545,200	$370,197
Institutional	$321,974	$322,218	$160,133
Municipal
Fund Level	$261,042	$257,120	$136,937
Institutional	$98,759	$125,331	$67,093
Service	$792	$1,278	$188
New Jersey Municipal
Fund Level	$171,645	$143,457	$68,438
Institutional	$82,848	$66,447	$26,299
Investor A	$—	$20	$—
North Carolina Municipal
Fund Level	$194,445	$194,140	$105,226
Institutional	$22,259	$21,280	$10,768
Service	$20	$21	$11
Investor A	$—	$10	$29
Ohio Municipal
Fund Level	$213,398	$152,066	$77,004
Institutional	$123,584	$86,119	$46,433
Service	$41	$151	$96
Investor A	$115	$172	$64
Pennsylvania Municipal
Fund Level	$471,497	$412,054	$225,583
Institutional	$552,272	$434,582	$284,845
Service	$—	$5,242	$9,857
Investor A	$83	$26	$27
Virginia Municipal
Fund Level	$141,504	$102,572	$51,243
Institutional	$26,062	$18,410	$8,852

For the six months ended September 30, 2013, affiliates received CDSCs as follows:

	Investor A	Investor B	Investor C
Money Market	$4,006	$7,525	$7,057

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. For the six months ended September 30, 2013, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales
Money Market	$7,900,349	$—
Municipal Money Market	$51,706,774	$74,213,241
New Jersey Municipal	$8,360,070	$13,345,955
North Carolina Municipal	$32,618,695	$19,021,401
Ohio Municipal	$22,917,019	$10,100,548
Pennsylvania Municipal	$113,279,805	$101,050,683
Virginia Municipal	$2,500,077	$5,900,284

5. Capital Loss Carryforward:

As of March 31, 2013, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

		North Carolina		Pennsylvania
Expires March 31,	Municipal	Municipal	Ohio Municipal	Municipal
2015	$806	$6,955	—	—
2017	$4,110	$15,916	—	—
No expiration date	—	—	$1,420	$595
Total	$4,916	$22,871	$1,420	$595

62	BLACKROCK FUNDS	SEPTEMBER 30, 2013

Notes to Financial Statements (continued)

6. Market and Credit Risk:

New Jersey Municipal, North Carolina Municipal, Ohio Municipal, Penn-sylvania Municipal and Virginia Municipal invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states or US territories.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

7. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

Money Market	Six Months Ended September 30, 2013	Year Ended March 31, 2013
Institutional
Shares sold	777,084,206	1,071,134,664
Shares issued in reinvestment of dividends and distributions	95	11,220
Shares redeemed	(635,002,985)	(1,125,599,521)

Net increase (decrease)	142,081,316	(54,453,637)

Service
Shares sold	833,492,779	1,202,327,607
Shares issued in reinvestment of dividends and distributions	—	99
Shares redeemed	(843,555,792)	(1,154,450,003)

Net increase (decrease)	(10,063,013)	47,877,703

Investor A
Shares sold	287,094,810	323,866,994
Shares issued in reinvestment of dividends and distributions	51	6,936
Shares redeemed	(281,984,048)	(326,985,078)

Net increase (decrease)	5,110,813	(3,111,148)

Investor B
Shares sold	432,804	1,484,897
Shares issued in reinvestment of dividends and distributions	—	115
Shares redeemed	(1,959,749)	(3,214,250)

Net decrease	(1,526,945)	(1,729,238)

Investor C
Shares sold	46,894,097	32,858,621
Shares issued in reinvestment of dividends and distributions	2	641
Shares redeemed	(35,685,985)	(35,632,627)

Net increase (decrease)	11,208,114	(2,773,365)

Total Net Increase (Decrease)	146,810,285	(14,189,685)

U.S. Treasury
Institutional
Shares sold	192,080,100	652,653,219
Shares issued in reinvestment of dividends and distributions	—	49
Shares redeemed	(194,948,870)	(671,972,808)

Net decrease	(2,868,770)	(19,319,540)

BLACKROCK FUNDS	SEPTEMBER 30, 2013	63

Notes to Financial Statements (continued)

U.S. Treasury (concluded)	Six Months Ended September 30, 2013	Year Ended March 31, 2013
Service
Shares sold	266,153,545	417,830,357
Shares issued in reinvestment of dividends and distributions	2	128
Shares redeemed	(168,168,761)	(346,050,472)

Net increase	97,984,786	71,780,013

Investor A
Shares sold	29,495,251	30,717,267
Shares issued in reinvestment of dividends and distributions	5	294
Shares redeemed	(43,423,137)	(16,074,331)

Net increase (decrease)	(13,927,881)	14,643,230
Total Net Increase	81,188,135	67,103,703

Municipal
Institutional
Shares sold	35,997,396	102,928,635
Shares redeemed	(53,120,832)	(107,424,478)

Net decrease	(17,123,436)	(4,495,843)

Service
Shares sold	40,520,332	193,729,826
Shares redeemed	(100,246,597)	(139,559,742)

Net increase (decrease)	(59,726,265)	54,170,084

Investor A
Shares sold	159,272	2,231,813
Shares redeemed	(1,534,737)	(359,420)

Net increase (decrease)	(1,375,465)	1,872,393
Total Net Increase (Decrease)	(78,225,166)	51,546,634

New Jersey Municipal
Institutional
Shares sold	26,154,139	50,482,373
Shares redeemed	(31,594,464)	(60,101,202)

Net decrease	(5,440,325)	(9,618,829)

Service
Shares sold	36,830,570	13,307,820
Shares redeemed	(12,331,196)	(10,179,990)

Net increase	24,499,374	3,127,830

Investor A
Shares sold	485	214,286
Shares redeemed	(1,000)	(89,095)

Net increase (decrease)	(515)	125,191
Total Net Increase (Decrease)	19,058,534	(6,365,808)

North Carolina Municipal	Six Months Ended September 30, 2013	Year Ended March 31, 2013
Institutional
Shares sold	103,143,518	156,520,933
Shares issued in reinvestment of dividends and distributions	—	1
Shares redeemed	(109,106,041)	(140,602,382)

Net increase (decrease)	(5,962,523)	15,918,552

Service
Shares sold	657,200	834,798
Shares redeemed	(494,404)	(870,344)

Net increase (decrease)	162,796	(35,546)

Investor A
Shares sold	6,400	800
Shares redeemed	(27,986)	(44,412)

Net decrease	(21,586)	(43,612)
Total Net Increase (Decrease)	(5,821,313)	15,839,394

Ohio Municipal
Institutional
Shares sold	37,480,718	135,857,621
Shares redeemed	(28,793,410)	(142,707,892)

Net increase (decrease)	8,687,308	(6,850,271)

Service
Shares sold	1,802,985	13,730,695
Shares redeemed	(2,836,801)	(8,929,785)

Net increase (decrease)	(1,033,816)	4,800,910

Investor A
Shares sold	125,133	18,600
Shares redeemed	(16,600)	(18,891)

Net increase (decrease)	108,533	(291)
Total Net Increase (Decrease)	7,762,025	(2,049,652)

Pennsylvania Municipal
Institutional
Shares sold	246,946,055	502,206,476
Shares redeemed	(253,642,228)	(456,241,595)

Net increase (decrease)	(6,696,173)	45,964,881

Service
Shares sold	10,205,829	112,205,497
Shares redeemed	(11,379,849)	(111,224,409)

Net increase (decrease)	(1,174,020)	981,088

64	BLACKROCK FUNDS	SEPTEMBER 30, 2013

Notes to Financial Statements (concluded)

Pennsylvania Municipal (concluded)	Six Months Ended September 30, 2013	Year Ended March 31, 2012
Investor A
Shares sold	1,500	947
Shares redeemed	(1,851)	(6,834)

Net decrease	(351)	(5,887)

Total Net Increase (Decrease)	(7,870,544)	46,940,082

Virginia Municipal
Institutional
Shares sold	28,339,179	60,694,447
Shares issued in reinvestment of dividends and distributions	—	3
Shares redeemed	(28,042,200)	(68,282,664)

Net increase (decrease)	296,979	(7,588,214)

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2013	65

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock FundsSM (the “Trust”) met in person on April 11, 2013 (the “April Meeting”) and May 20-22, 2013 (the “May Meeting”) to consider the approval of the Trust’s investment advisory agreement (the “Agreement”) with BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Trust’s investment advisor, on behalf of each of the Money Market Portfolios of the Trust (each, a “Fund,” and together, the “Funds”).

Activities and Composition of the Board

The Board consists of fourteen individuals, twelve of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two or three days, and a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Funds by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Funds and their shareholders. Among the matters the Board considered, with respect to each Fund, were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services, such as marketing and distribution, call center and fund accounting; (c) the Fund’s operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the

Fund’s investment objective, policies and restrictions; (e) the Trust’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. In addition, the Board requested and BlackRock provided an analysis of fair valuation and stale pricing policies. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as BlackRock’s profitability, investment performance and management fee levels. The Board further considered the importance of: (i) organizational and structural variables to investment performance; (ii) rates of portfolio turnover; (iii) BlackRock’s performance accountability for portfolio managers; (iv) marketing support for the funds; (v) services provided to the Fund by BlackRock affiliates; and (vi) BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on the fees and expenses of each Fund as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper1; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Fund to BlackRock; (g) sales and redemption data regarding each Fund’s shares; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

[1]	Lipper ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

66	BLACKROCK FUNDS	SEPTEMBER 30, 2013

Disclosure of Investment Advisory Agreement (continued)

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between BlackRock and the Trust with respect to each Fund for a one-year term ending June 30, 2014. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) economies of scale; (f) fall-out benefits to BlackRock as a result of its relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares and securities lending, services related to the valuation and pricing of portfolio holdings of each Fund, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compen-

sation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger or consolidation of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to other funds in its applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

The Board reviewed each Fund’s performance within the context of the low yield environment that has existed over the past few years.

The Board noted that the Money Market Portfolio ranked in the third, third and second quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. The Board also noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one- and three-year periods.

BLACKROCK FUNDS	SEPTEMBER 30, 2013	67

Disclosure of Investment Advisory Agreement (continued)

The Board noted that the Ohio Municipal Money Market Portfolio ranked in the third, third and second quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. The Board also noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one-year period. The Board and BlackRock reviewed and discussed the reasons for the Fund’s underperformance during the three-year period and will continue to monitor the Fund’s performance.

The Board noted that the Virginia Municipal Money Market Portfolio ranked in the fourth, second and fourth quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. The Board also noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one-year period.

The Board noted that the New Jersey Municipal Money Market Portfolio ranked in the third quartile against its Lipper Performance Universe for each of the one-, three- and five-year periods reported. The Board also noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one- and three-year periods.

The Board noted that the U.S. Treasury Money Market Portfolio ranked in the third, third and fourth quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. The Board also noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one-and three-year periods.

The Board noted that the Municipal Money Market Portfolio, the North Carolina Municipal Money Market Portfolio and the Pennsylvania Municipal Money Market Portfolio each ranked in the fourth quartile against its Lipper Performance Universe for each of the one-, three- and five-year periods reported. The Board also noted that each Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one- and three-year periods.

The quartile standing of each Fund in its Lipper peer group takes into account the Fund’s current yield only. The Board believes that the true performance of a money market fund can only be understood in its multi-dimensional context, accounting for not only current yield but also risk. While the Board reviews each Fund’s current yield performance, it also examines the liquidity, duration, and credit quality of each Fund’s portfolio. In the Board’s view, BlackRock’s money market funds have performed well over the one-, three- and five-year periods reported given BlackRock’s emphasis on preserving capital and on balancing the quest for current yield against various measures of risk.

The Board noted that BlackRock has recently made, and continues to make, changes to the organization of BlackRock’s overall portfolio management structure designed to result in strengthened leadership teams.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with the other funds in its Lipper category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total net operating expense ratio, as well as actual management fee rate, to those of other funds in its Lipper category. The total net operating expense ratio and actual management fee rate both give effect to any expense reimbursements or fee waivers that benefit the funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Board reviewed BlackRock’s profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2012 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, comparing profitability is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management and the relative product mix.

In addition, the Board considered the cost of the services provided to the Funds by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Funds and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Funds. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Municipal Money Market Portfolio’s contractual management fee rate ranked in the third quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund’s total net operating expense ratio ranked in the second quartile relative to the Fund’s Expense Peers.

The Board noted that the Virginia Municipal Money Market Portfolio’s contractual management fee rate ranked in the fourth quartile relative to

68	BLACKROCK FUNDS	SEPTEMBER 30, 2013

Disclosure of Investment Advisory Agreement (concluded)

the Fund’s Expense Peers. The Board also noted the Fund’s actual management fee rate ranked in the first quartile relative to the Fund’s Expense Peers.

The Board noted that the contractual management fee rate of each of the North Carolina Municipal Money Market Portfolio, the Ohio Municipal Money Market Portfolio and the Pennsylvania Municipal Money Market Portfolio ranked in the fourth quartile relative to the Fund’s Expense Peers. The Board also noted that the total net operating expense ratio of each of these Funds ranked in the second quartile relative to the Fund’s Expense Peers.

The Board noted that the contractual management fee rate of each of the Money Market Portfolio and the New Jersey Municipal Money Market Portfolio ranked in the fourth quartile relative to the Fund’s Expense Peers. The Board also noted that the total net operating expense ratio of each of these Funds ranked in the third quartile relative to the Fund’s Expense Peers.

The Board noted that the U.S. Treasury Money Market Portfolio’s contractual management fee rate ranked in the fourth quartile relative to the Fund’s Expense Peers.

The Board reviewed each Fund’s expenses within the context of the low yield environment and consequent expense waivers and reimbursements. The Board further noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. Additionally, the Board noted that with respect to the New Jersey Municipal Money Market Portfolio, the North Carolina Municipal Money Market Portfolio, the Ohio Municipal Money Market Portfolio, the Pennsylvania Municipal Money Market Portfolio, the U.S. Treasury Money Market Portfolio and the Virginia Municipal Money Market Portfolio, BlackRock has contractually agreed to a cap on each Fund’s total net operating expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis, and that with respect to the Money Market Portfolio and the Municipal Money Market Portfolio, BlackRock has contractually and/or voluntarily agreed to a cap on each Fund’s total net operating expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. The Board additionally noted that, to enable each Fund to maintain minimum levels of daily net investment income, BlackRock and the Funds’ distributor have voluntarily agreed to reduce each Fund’s expenses as necessary. These waivers and reimbursements may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Funds. In its consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between BlackRock and the Trust with respect to each Fund for a one-year term ending June 30, 2014. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Funds reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK FUNDS	SEPTEMBER 30, 2013	69

Officers and Trustees

Ronald W. Forbes, Co-Chairman of the Board and Trustee

Rodney D. Johnson, Co-Chairman of the Board and Trustee

Paul L. Audet, Trustee David O. Beim, Trustee Henry Gabbay, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Ian A. MacKinnon, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Brendan Kyne, Vice President

Christopher Stavrakos, CFA, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Investment Advisor and Co-Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Accounting Agent, Co-Administrator and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

70	BLACKROCK FUNDS	SEPTEMBER 30, 2013

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

1)	Access the BlackRock website at
http://www.blackrock.com/ edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http:// www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http:// www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK FUNDS	SEPTEMBER 30, 2013	71

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

72	BLACKROCK FUNDS	SEPTEMBER 30, 2013

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock Commodity Strategies Fund

BlackRock Disciplined Small Cap Core Fund

BlackRock Emerging Markets Dividend Fund

BlackRock Emerging Markets Fund

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Flexible Equity Fund

BlackRock Focus Growth Fund

BlackRock Global Dividend Portfolio

BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock India Fund

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Long-Horizon Equity Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid-Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Real Estate Securities Fund

BlackRock Russell 1000 Index Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Value Opportunities Fund

BlackRock World Gold Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund

BlackRock Core Bond Portfolio

BlackRock CoreAlpha Bond Fund

BlackRock Emerging Market Local Debt Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Long/Short Credit Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock International Bond Portfolio

BlackRock Investment Grade Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Secured Credit Portfolio

BlackRock Short Obligations Fund

BlackRock Short-Term Treasury Fund

BlackRock Strategic Income Opportunities Portfolio

BlackRock Total Return Fund

BlackRock U.S. Government Bond Portfolio

BlackRock U.S. Mortgage Portfolio

BlackRock Ultra-Short Obligations Fund

BlackRock World Income Fund

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund

BlackRock High Yield Municipal Fund

BlackRock Intermediate Municipal Fund

BlackRock National Municipal Fund

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Short-Term Municipal Fund

Mixed Asset Funds
BlackRock Balanced Capital Fund	LifePath Active Portfolios		LifePath Index Portfolios
BlackRock Emerging Market Allocation Portfolio	2015	2040	Retirement	2040
BlackRock Global Allocation Fund	2020	2045	2020	2045
BlackRock Managed Volatility Portfolio	2025	2050	2025	2050
BlackRock Multi-Asset Income Portfolio	2030	2055	2030	2055
BlackRock Multi-Asset Real Return Fund	2035		2035
BlackRock Strategic Risk Allocation Fund

	LifePath Portfolios
BlackRock Prepared Portfolios	Retirement	2040
Conservative Prepared Portfolio	2020	2045
Moderate Prepared Portfolio	2025	2050
Growth Prepared Portfolio	2030	2055
Aggressive Growth Prepared Portfolio	2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK FUNDS	SEPTEMBER 30, 2013	73

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Funds’ current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 441-7762. The Funds’ current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

MM-9/13-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(b) Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 3, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: December 3, 2013

3